UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2013

Date of reporting period: April 30, 2013

Item 1.	Reports to Stockholders.

The Advisors' Inner Circle Fund

Semi-Annual Report

April 30, 2013

INVESTMENT ADVISOR:
CORNERSTONE ADVISORS, INC.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2013
(unaudited)

Management’s Discussion and Analysis of Fund Performance	1
Schedules of Investments	5

The Cornerstone Advisors Funds file their complete schedule of fund holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, are available (i) without charge, upon request, by calling 877-386-3944; and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2013

Management’s Discussion and Analysis of Fund Performance (unaudited)

Global Public Equity Fund

The Cornerstone Advisors Global Public Equity Fund (the “Fund”) was launched on August 30, 2012 with approximately $507 million in initial assets. As of April 30, 2013 the Fund grew to $665 million due to inflows and Fund performance. While eight months is a short time period, the Fund has performed within expectations with a return since inception of 16.61%. While this trailed the Fund benchmark (MSCI ACWI Index) by 0.26% since inception, positive trends in performance since the underlying managers have been fully invested are encouraging.

The Global Structured Strategy Module returned 14.00% since inception, the Global Opportunistic Strategy Module returned 17.50% since inception and the Style Specialists Strategy Module returned 19.30% since inception compared to the Fund benchmark at 16.87%. Individual Strategy Module performance is within expectations for the time period and market conditions.

While markets may remain volatile going forward, we believe the combination of Strategy Modules and their underlying managers will provide for long-term success. We look forward to sharing periodic updates on the Cornerstone Advisors Global Public Equity Fund with you throughout the year. Thank you for your continued trust and confidence in Cornerstone Advisors.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares when redeemed may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please call 1-888-762-1442.

This represents the manager’s assessment of the Portfolio and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2013

Management’s Discussion and Analysis of Fund Performance (unaudited)

Income Opportunities Fund

The Cornerstone Advisors Income Opportunities Fund (the “Fund”) was launched on August 30, 2012 with $114 million in initial assets. As of April 30, 2013 the Fund grew to $140 million due to inflows and Fund performance. While eight months is a short time period, the Fund has performed within expectations with a return since inception of 12.75%. This outpaced the Fund benchmark (50% MSCI ACWI Index and 50% Barclays US Aggregate Index blend) by 3.77% since inception. Positive trends in performance since the underlying managers have been fully invested are encouraging.

The Convertible Securities Strategy Module returned 13.20% since inception compared to the Fund benchmark at 8.98% and the Strategy Module benchmark, the Bank of America Merrill Lynch Convertible Bonds All Qualities Index, at 14.97%. The Global High Yield Bonds Strategy Module returned 10.40% since inception compared to the Fund benchmark at 8.98% and the Strategy Module benchmark, Bank of America Merrill Lynch Global High Yield Constrained Index, at 11.81%. The Emerging Markets Local Bonds Strategy Module returned 9.30% since inception compared to the Fund benchmark at 8.98% and the Strategy Module benchmark, the JPMorgan Government Bond Index    Emerging Markets Global Diversified Index, at 11.33%. The Master Limited Partnerships Strategy Module returned 18.20% since inception compared to the Fund benchmark at 8.98% and the Strategy Module benchmark, the Alerian MLP Index, at 18.83%. Individual Strategy Module performance is within expectations for the time period and market conditions.

While markets may remain volatile going forward, we believe the combination of Strategy Modules and their underlying managers will provide for long-term success. We look forward to sharing periodic updates on the Cornerstone Advisors Income Opportunities Fund with you throughout the year. Thank you for your continued trust and confidence in Cornerstone Advisors.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares when redeemed may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please call 1-888-762-1442.

This represents the manager’s assessment of the Portfolio and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2013

Management’s Discussion and Analysis of Fund Performance (unaudited)

Public Alternatives Fund

The Cornerstone Advisors Public Alternatives Fund (the “Fund”) was launched on August 30, 2012 with $293 million in initial assets. As of April 30, 2013 the Fund grew to $344 million due to inflows and Fund performance. While eight months is a short time period, the Fund has performed within expectations with a return since inception of 4.73%. While this trailed the Fund benchmark (60% MSCI ACWI Index and 40% Barclays US Aggregate Index blend) by 5.80% since inception, it is not unexpected given the strong rally in the MSCI ACWI Index which was up 16.87% since the Fund’s inception.

The Global Macro Strategy Module returned 9.50% since inception compared to the Fund benchmark at 10.53% and the Strategy Module benchmark, the HFRX Macro/CTA Index, at -0.10%. The Arbitrage Strategy Module returned -2.00% since inception compared to the Fund benchmark 10.53% and the Strategy Module benchmark, HFRX Absolute Return Index, at 1.57%. Individual Strategy Module performance is within expectations for the time period and market conditions.

While markets may remain volatile going forward, we believe the combination of Strategy Modules and their underlying managers will provide for long-term success. We look forward to sharing periodic updates on the Cornerstone Advisors Public Alternatives Fund with you throughout the year. Thank you for your continued trust and confidence in Cornerstone Advisors.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares when redeemed may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please call 1-888-762-1442.

This represents the manager’s assessment of the Portfolio and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2013

Management’s Discussion and Analysis of Fund Performance (unaudited)

Real Assets Fund

The Cornerstone Advisors Real Assets Fund (the “Fund”) was launched on August 30, 2012 with $115 million in initial assets. As of April 30, 2013 the Fund had grown to $134 million due to inflows and Fund performance. While eight months is a short time period, the Fund has performed within expectations with a return since inception of 4.03%. While this trailed the Fund benchmark (Two-thirds MSCI ACWI Index and One-third Barclays US Aggregate Index blend) by 7.59% since inception, this is not unexpected with inflation running at under a 2% annualized rate as measured by the Consumer Price Index.

The Inflation Protected Securities Strategy Module returned 1.60% since inception, compared to the Fund benchmark at 11.62% and the Strategy Module benchmark, the Barclays US TIPS Index, at 1.99%. The Diversified Commodities Strategy Module returned -6.70% since inception, compared to the Fund benchmark at 11.62% and the Strategy Module benchmark, the Dow-Jones/UBS Commodity Index, at -7.81%. The Energy Infrastructure Strategy Module returned 18.00% since inception compared to the Fund benchmark at 11.62% and the Strategy Module benchmark, the Alerian MLP Index, at 18.83%. Individual Strategy Module performance is within expectations for the time period and market conditions.

While markets may remain volatile going forward, we believe the combination of Strategy Modules and their underlying managers will provide for long-term success. We look forward to sharing periodic updates on the Cornerstone Advisors Real Assets Fund with you throughout the year. Thank you for your continued trust and confidence in Cornerstone Advisors.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares when redeemed may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please call 1-888-762-1442.

This represents the manager’s assessment of the Portfolio and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2013
(unaudited)

Sector Weightings †:

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 93.2%
	Shares	Value
ARGENTINA — 0.1%
Arcos Dorados Holdings, Cl A	41,545	$565,843
Ternium ADR	14,371	336,425

		902,268

AUSTRALIA — 1.3%
Aegean Marine Petroleum Network	22,500	132,750
AGL Energy	5,526	90,916
Amcor	21,018	215,496
Aurizon Holdings	121,191	521,400
Australia & New Zealand Banking Group	3,574	117,972
BHP Billiton	12,914	437,785
carsales.com	22,830	228,868
Coca-Cola Amatil	31,813	499,325
Crown	20,790	278,033
CSL	9,467	617,916
GPT Group	20,400	86,709
Harvey Norman Holdings	41,878	130,245
Lend Lease Group	45,700	510,726
M2 Telecommunications Group	43,680	254,943
Metcash	32,464	137,651
Mineral Resources	54,396	549,825
Newcrest Mining	3,364	58,624
Orica	17,055	404,009
Origin Energy	11,880	151,733
Ramsay Health Care	4,029	133,618
Rio Tinto	4,575	264,654
Safe Bulkers	11,800	59,236
StealthGas *	38,400	397,056
Suncorp Group	9,986	134,375

COMMON STOCK — continued
	Shares	Value
AUSTRALIA (continued)
Tatts Group	73,175	$248,064
Telstra	176,893	913,257
Treasury Wine Estates	18,790	113,761
Wesfarmers	4,088	183,803
Westpac Banking	3,676	128,809
Woolworths	17,731	669,278

		8,670,837

AUSTRIA — 0.2%
OMV	15,400	723,526
Raiffeisen Bank International	23,303	822,309

		1,545,835

BELGIUM — 0.8%
Ageas	3,554	130,210
Anheuser-Busch InBev	29,823	2,837,649
Belgacom	10,313	237,680
Colruyt	4,167	210,318
Delhaize Group	4,259	267,039
Groupe Bruxelles Lambert	4,211	326,086
Mobistar	3,793	90,463
Solvay	2,184	320,123
Telenet Group Holding	1,606	86,705
UCB	6,560	387,727
Umicore	1,919	88,832

		4,982,832

BRAZIL — 2.4%
Arezzo Industria e Comercio	15,205	320,401
Arteris	9,800	108,543
Banco Bradesco ADR	30,470	505,497
Banco do Brasil	147,850	1,862,212
BM&FBovespa	20,200	140,135
BR Properties	6,800	75,384
BRF	48,100	1,193,394
CCR	54,700	535,039
Cia de Bebidas das Americas ADR	66,515	2,794,960
Cia de Saneamento Basico do Estado de Sao Paulo	23,100	325,242
Cielo	16,039	422,795
Cosan, Cl A	12,061	250,266
CPFL Energia ADR	9,500	203,300
CSU Cardsystem	14,100	25,018
Cyrela Brazil Realty Empreendimentos e Participacoes	89,100	804,717
Duratex	11,440	85,939

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2013
(unaudited)

COMMON STOCK — continued
	Shares	Value
BRAZIL (continued)
EcoRodovias Infraestrutura e Logistica *	18,500	$160,150
Embraer ADR	7,301	255,024
Itau Unibanco Holding ADR	12,500	210,375
JBS	46,000	145,076
Kroton Educacional *	27,458	383,445
Linx	1,794	30,065
Lojas Renner	5,100	193,625
Marfrig Alimentos *	31,800	108,397
Mills Estruturas e Servicos de Engenharia *	7,106	116,779
Multiplan Empreendimentos Imobiliarios	4,771	136,185
PDG Realty Empreendimentos e Participacoes	600,500	678,310
Petroleo Brasileiro ADR	23,237	444,989
Telefonica Brasil ADR	67,827	1,802,842
Totvs	7,600	142,903
Ultrapar Participacoes	16,600	441,394
Vale ADR, Cl B	43,400	741,706

		15,644,107

CANADA — 2.3%
Agnico Eagle Mines	2,200	71,015
Agrium	1,000	91,667
Bank of Montreal	1,400	87,812
Bank of Nova Scotia	1,600	92,257
Bankers Petroleum *	374,900	937,762
Barrick Gold	9,179	180,947
BCE	3,300	154,575
Brookfield Asset Management, Cl A	2,700	104,227
Brookfield Property Partners	155	3,372
Cameco	23,100	450,681
Canadian Imperial Bank of Commerce	4,400	351,886
Canadian Pacific Railway	8,180	1,019,486
Canadian Tire, Cl A	6,900	508,194
Celestica *	36,000	310,884
Cenovus Energy	51,400	1,538,916
Cineplex	9,433	320,598
Constellation Software	1,234	168,420
Eldorado Gold	7,100	56,168
Element Financial *	26,195	244,412
Enbridge	3,400	161,790
Fairfax Financial Holdings	200	80,232
Goldcorp	45,409	1,344,083

COMMON STOCK — continued
	Shares	Value
CANADA (continued)
H&R Real Estate Investment Trust	3,837	$94,264
IAMGOLD	7,600	40,812
Intact Financial	1,200	73,135
Kinross Gold	10,400	56,674
Manulife Financial	10,800	159,623
Open Text	2,673	174,662
Pan American Silver	5,600	73,651
Points International *	18,500	323,010
Potash Corp of Saskatchewan	3,300	138,885
Research In Motion *	11,200	183,434
Rogers Communications, Cl B	2,300	113,442
Royal Bank of Canada	1,600	96,529
Secure Energy Services	18,390	237,120
Shaw Communications, Cl B	8,255	187,969
ShawCor	2,825	113,482
Sun Life Financial	4,300	121,303
Thomson Reuters	3,000	100,501
Toronto-Dominion Bank	1,100	90,177
TransAlta	6,585	96,803
TransCanada	40,147	1,990,115
Trinidad Drilling	42,800	292,286
Valeant Pharmaceuticals International *	29,400	2,236,752

		15,274,013

CHILE — 0.4%
Banco de Chile	952,820	148,603
Banco Santander Chile ADR	4,935	131,469
CAP	4,350	137,164
Corpbanca	12,254,200	167,830
Empresa Nacional de Electricidad	203,720	361,198
Enersis	628,720	236,963
ENTEL Chile	9,600	185,090
Forus	30,764	215,240
Latam Airlines Group	12,740	263,211
SACI Falabella	43,789	500,698
Sociedad Quimica y Minera de Chile ADR	4,900	242,501
Sonda	18,136	62,770

		2,652,737

CHINA — 1.9%
Agricultural Bank of China, Cl H	510,000	243,823
Anton Oilfield Services Group	62,361	49,743
Baidu ADR *	18,601	1,596,896
Bank of China, Cl H	1,511,000	706,807

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2013
(unaudited)

COMMON STOCK — continued
	Shares	Value
CHINA (continued)
Bank of Communications, Cl H *	596,000	$473,872
Beijing Capital Land, Cl H	88,000	32,206
Biostime International Holdings .	38,418	221,295
China Communications Services, Cl H	722,000	528,464
China Construction Bank, Cl H	1,064,000	891,220
China King-Highway Holdings	43,702	97,618
China Life Insurance, Cl H	126,000	344,220
China Merchants Holdings International	178,803	565,661
China Mobile	71,500	782,707
China Oilfield Services, Cl H	68,363	134,785
China Petroleum & Chemical, Cl H	292,000	319,463
China Shenhua Energy, Cl H	35,249	124,686
China Shineway Pharmaceutical Group	264,000	469,476
China Telecom, Cl H	832,000	424,569
China Unicom Hong Kong	108,000	155,038
China Wireless Technologies	822,035	328,384
Chongqing Rural Commercial Bank, Cl H	799,000	434,500
CITIC Securities, Cl H *	97,138	220,309
CNOOC	75,000	139,946
ENN Energy Holdings	43,820	253,541
Hengan International Group	26,000	268,706
Industrial & Commercial Bank of China, Cl H	1,428,000	1,004,733
PetroChina, Cl H	314,000	399,371
Prince Frog International Holdings	283,000	176,872
Sinotrans, Cl H	111,000	23,744
Tencent Holdings	27,400	939,915
Tingyi Cayman Islands Holding	52,000	143,734
Want Want China Holdings	116,000	183,863
Xinyuan Real Estate ADR	9,137	41,482

		12,721,649

COLOMBIA — 0.0%
Almacenes Exito	4,602	75,444

CZECH REPUBLIC — 0.1%
CEZ *	13,400	387,833

DENMARK — 0.5%
AP Moeller – Maersk, Cl B	39	277,494
Carlsberg, Cl B	1,045	97,004

COMMON STOCK — continued
	Shares	Value
DENMARK (continued)
Coloplast, Cl B	8,940	$486,393
Danske Bank *	11,622	219,666
Novo Nordisk, Cl B	5,816	1,020,171
Novozymes, Cl B	2,620	90,479
TDC	32,310	262,082
Tryg	10,086	873,356

		3,326,645

FINLAND — 0.4%
Elisa	12,665	240,180
Fortum	15,044	279,550
Kone, Cl B	6,558	579,081
Nokian Renkaat	2,398	103,963
Pohjola Bank, Cl A	14,435	245,612
Sampo, Cl A	17,526	699,350
Stora Enso, Cl R	14,793	102,766
UPM-Kymmene	8,263	86,403
Wartsila Abp	2,525	123,934

		2,460,839

FRANCE — 1.7%
Air Liquide	1,912	242,031
Alcatel-Lucent *	65,433	89,705
AtoS	1,614	112,336
AXA	26,300	492,348
Bureau Veritas	1,468	179,892
Carrefour	5,089	150,794
Christian Dior	923	160,878
Cie Generale de Geophysique – Veritas ADR	8,000	170,800
Cie Generale des Etablissements Michelin	1,028	86,821
Danone	4,022	307,266
Dassault Systemes	3,121	380,605
Electricite de France	7,949	177,649
Essilor International	1,812	203,887
European Aeronautic Defence and Space	6,293	332,373
Eutelsat Communications	13,802	498,310
France Telecom	13,295	142,242
Hermes International	4,753	1,603,049
Ingenico	2,686	180,015
Kering	6,130	1,348,579
L’Oreal	1,373	244,826
LVMH Moet Hennessy Louis Vuitton	9,673	1,675,160
Natixis	22,942	100,611

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2013
(unaudited)

COMMON STOCK — continued
	Shares	Value
FRANCE (continued)
Publicis Groupe	1,871	$130,149
Safran	9,514	467,224
Sanofi	3,269	358,271
Societe BIC	803	85,690
Sodexo	4,174	348,562
Total	1,783	89,862
Vivendi	32,903	745,304

		11,105,239

GERMANY — 2.1%
Adidas	2,514	262,547
Allianz	4,953	730,886
BASF	10,180	950,793
Bayer	8,971	935,934
Bayerische Motoren Werke	2,562	236,350
Daimler	56,100	3,104,107
Deutsche Telekom	7,987	94,477
Deutsche Wohnen	6,272	110,600
Freenet	30,809	767,253
Fresenius & KGaA	5,928	743,371
Fresenius Medical Care & KGaA	7,452	514,249
GAGFAH *	18,567	239,628
Gerresheimer	1,956	111,680
Hochtief	1,701	118,055
Kabel Deutschland Holding	26,054	2,476,285
Metro	14,700	458,328
Muenchener Rueckversicherungs	610	121,987
NORMA Group	5,998	211,577
Rheinmetall	7,900	374,177
SAP	6,228	494,661
Siemens	3,271	341,604
TAG Immobilien	8,063	97,691
ThyssenKrupp	4,810	87,005
Wacker Chemie	1,221	93,296
Wincor Nixdorf	5,254	276,494
Wirecard	5,988	160,636

		14,113,671

GREECE — 0.0%
Coca Cola Hellenic Bottling	8,475	209,606

HONG KONG — 1.8%
AIA Group	642,911	2,854,105
Bank of East Asia	24,000	98,658
BOC Hong Kong Holdings	39,000	134,185

COMMON STOCK — continued
	Shares	Value
HONG KONG (continued)
Cathay Pacific Airways	74,000	$130,070
Cheung Kong Holdings	9,000	135,461
China Overseas Land & Investment	85,363	260,704
CIMC Enric Holdings	171,482	185,621
CLP Holdings	31,000	273,242
Galaxy Entertainment Group *	292,560	1,310,086
Haier Electronics Group *	249,671	445,924
Hanergy Solar Group *	346,000	24,969
Hang Lung Group	13,000	76,558
Hang Lung Properties	23,000	89,509
Hang Seng Bank	21,700	362,965
Hong Kong & China Gas	208,000	625,864
Hopewell Holdings	31,000	119,843
Hysan Development	19,000	94,141
Kunlun Energy	76,000	148,667
Link REIT	90,500	512,551
Michael Kors Holdings *	32,500	1,850,550
MTR	53,500	220,614
NagaCorp	156,842	124,501
Power Assets Holdings	53,000	517,696
Shangri-La Asia	42,000	81,184
Sun Hung Kai Properties	8,000	115,668
TCL Multimedia Technology Holdings	74,000	66,847
Techtronic Industries	104,407	249,442
Television Broadcasts	32,300	243,286
Tianneng Power International	520,000	329,014
Wharf Holdings	13,000	116,009
Yue Yuen Industrial Holdings	26,000	89,960

		11,887,894

HUNGARY — 0.0%
EGIS Pharmaceuticals	1,801	142,288
OTP Bank *	4,737	98,716

		241,004

INDIA — 0.6%
Axis Bank GDR	16,835	466,442
HDFC Bank ADR	9,724	412,687
ICICI Bank ADR	25,615	1,199,294
Infosys ADR	9,765	407,591
Mahindra & Mahindra GDR	26,330	451,631
Reliance Industries GDR (A)	17,070	503,053
Tata Motors ADR	12,886	354,880
Wipro ADR	61,404	490,620

		4,286,198

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2013
(unaudited)

COMMON STOCK — continued
	Shares	Value
INDONESIA — 1.0%
Ace Hardware Indonesia	1,479,339	$149,113
Agung Podomoro Land	1,537,500	75,116
Alam Sutera Realty	2,055,649	222,004
Bank Central Asia	682,998	755,179
Bank Mandiri Persero	325,500	351,530
Bank Rakyat Indonesia Persero	203,000	196,266
Bekasi Fajar Industrial Estate *	1,508,000	155,104
Bumi Serpong Damai	668,931	119,028
Gudang Garam	30,000	152,430
Indofood Sukses Makmur	244,500	184,837
Jasa Marga Persero	256,444	176,721
Kalbe Farma	8,248,870	1,179,319
Mitra Adiperkasa	307,019	260,520
Pakuwon Jati	5,583,500	232,586
Semen Indonesia Persero	94,154	178,188
Telekomunikasi Indonesia Persero	1,089,492	1,311,088
Telekomunikasi Indonesia Persero ADR	230	11,010
Unilever Indonesia	130,000	350,990
United Tractors	140,500	256,506
Waskita Karya Persero *	2,160,183	171,082

		6,488,617

IRELAND — 0.7%
Accenture PLC, Cl A	23,837	1,941,285
Eaton	774	47,531
Elan PLC *	16,244	187,292
Experian	5,444	95,727
Experian ADR	19,900	349,643
Kerry Group, Cl A	8,277	489,537
Seagate Technology	14,200	521,140
Shire PLC	9,743	302,988
Trinity Biotech PLC ADR	17,400	278,226
Willis Group Holdings	2,500	99,200

		4,312,569

ISRAEL — 0.6%
Bank Hapoalim *	95,441	443,262
Bank Leumi Le-Israel *	124,056	440,165
Delek Group	540	142,042
Elbit Systems	4,350	181,402
Israel Chemicals	7,479	88,955
Mellanox Technologies *	10,674	549,702
Mizrahi Tefahot Bank *	11,110	113,548
NICE Systems *	4,160	145,861
Stratasys *	20,530	1,705,016

COMMON STOCK — continued
	Shares	Value
ISRAEL (continued)
Teva Pharmaceutical Industries ADR	7,500	$287,175
The Israel Corporation	170	109,303

		4,206,431

ITALY — 1.2%
Assicurazioni Generali	11,532	211,556
Atlantia	4,568	81,635
Banca Generali	3,234	66,654
Brembo	10,279	168,264
Eni	39,519	945,129
Exor	3,879	117,494
Fiat Industrial	210,300	2,373,502
Intesa Sanpaolo	66,399	120,411
Luxottica Group	8,294	431,778
Luxottica Group ADR	33,052	1,711,432
Mediobanca	21,555	136,995
Pirelli & C.	16,341	169,687
Prada	3,802	34,271
Prysmian	3,775	76,213
Saipem	8,805	249,309
Snam	69,564	342,080
Telecom Italia	90,525	76,597
Terna Rete Elettrica Nazionale	74,168	347,139
Yoox *	11,826	222,089

		7,882,235

JAPAN — 4.2%
Activia Properties REIT	12	102,785
ANA Holdings	42,000	91,337
Anritsu	11,600	173,134
Astellas Pharma	2,600	151,223
Avex Group Holdings	3,600	102,773
Bank of Kyoto	9,000	94,538
Benesse Holdings	4,000	177,053
Calbee	2,413	238,614
Canon	68,400	2,452,254
Central Japan Railway	2,400	289,275
Chugai Pharmaceutical	11,200	278,837
Daiwa Securities Group	223,000	1,974,140
Disco	3,793	244,735
East Japan Railway	1,300	109,617
FamilyMart	2,300	105,108
Fuji Seal International	18,500	520,547
FUJIFILM Holdings	15,000	307,432
GLP J-Reit	209	215,250

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2013
(unaudited)

COMMON STOCK — continued
	Shares	Value
JAPAN (continued)
Hamamatsu Photonics	5,500	$225,958
Hirose Electric	800	114,889
Hiroshima Bank	22,000	115,772
Hisamitsu Pharmaceutical	1,700	99,923
Hitachi High-Technologies	3,500	87,136
Honda Motor	2,700	107,324
Hoya	3,700	73,936
Hulic	20,179	223,970
Isetan Mitsukoshi Holdings	11,200	178,194
ITOCHU	13,300	164,400
Izumi	6,100	164,506
Jaccs	49,021	336,914
Joyo Bank	19,000	116,551
Kakaku.com	2,366	61,065
Kansai Paint	8,000	102,498
KDDI	14,000	672,103
Keikyu	26,000	287,511
Keyence	500	158,486
Kyocera	1,800	182,982
Kyowa Hakko Kirin	7,000	85,808
Lawson	6,300	496,322
M3	46	103,952
Marubeni	12,000	85,798
MISUMI Group	7,877	240,063
Mitsubishi Tanabe Pharma	6,000	91,153
Mitsubishi UFJ Financial Group	16,100	109,497
Mitsui	5,400	74,116
Mizuho Financial Group	311,500	687,003
Modec	4,265	122,457
MonotaRO	4,274	108,598
Murata Manufacturing	25,940	2,110,111
Nichii Gakkan	36,700	373,080
Nippon Telegraph & Telephone	9,000	445,453
Nippon Television Holdings	25,300	446,646
Nissin Foods Holdings	4,400	197,241
Nomura Real Estate Holdings	4,300	115,346
NTT DOCOMO	341	563,174
Odakyu Electric Railway	27,000	324,881
Ono Pharmaceutical	1,300	85,613
Oriental Land	2,200	355,665
Osaka Gas	101,000	437,216
Otsuka Holdings	16,900	608,494
Rakuten	37,800	402,874
Resona Holdings	18,700	99,749

COMMON STOCK — continued
	Shares	Value
JAPAN (continued)
Sanrio	3,795	$190,168
Santen Pharmaceutical	6,500	325,383
Sawai Pharmaceutical	1,800	232,282
SCSK	7,757	172,908
Secom	6,900	385,044
Seven Bank	18,200	64,596
Shimadzu	10,000	73,037
Shimamura	2,700	340,945
Ship Healthcare Holdings	6,000	230,805
Sugi Holdings	6,177	237,297
Sumitomo	50,700	632,417
Sumitomo Mitsui Financial Group	2,600	122,819
Sumitomo Real Estate Sales	3,196	221,951
Suzuken	2,400	93,306
Taiyo Yuden	16,442	237,645
Takeda Pharmaceutical	11,500	631,123
Takeuchi Manufacturing	5,100	117,815
Tokyo Gas	110,000	627,379
Tokyo Seimitsu	10,745	235,985
Tokyo Tatemono	12,172	112,499
TonenGeneral Sekiyu	19,000	191,783
Toyota Motor	20,900	1,209,171
Trend Micro	2,800	78,412
Tsuruha Holdings	3,100	301,462
Unicharm	1,700	109,863
Wacom	54	246,777
West Japan Railway	2,000	96,630
Yahoo Japan	576	288,044

		27,680,626

LUXEMBOURG — 0.0%
ArcelorMittal	6,524	79,835

MACAO — 0.0%
Sands China	51,430	269,737

MALAYSIA — 0.8%
Allianz Malaysia	8,800	24,817
AMMB Holdings	116,400	256,329
Axiata Group	71,900	159,988
Cahya Mata Sarawak	25,300	27,774
CIMB Group Holdings	134,100	341,145
DiGi.Com	171,100	260,938
DRB-Hicom	139,300	114,920
Faber Group	74,800	37,123

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2013
(unaudited)

COMMON STOCK — continued
	Shares	Value
MALAYSIA (continued)
Genting Malaysia	132,900	$164,241
Hong Leong Bank	37,700	179,176
IHH Healthcare *	80,438	99,143
IOI	145,200	240,051
Kulim Malaysia	56,600	66,599
Malayan Banking	169,600	536,254
Mega First	9,100	4,636
Petronas Chemicals Group	136,400	292,750
Protasco	143,300	49,454
Public Bank	64,600	348,638
Puncak Niaga Holding *	62,700	35,240
Sapurakencana Petroleum *	204,800	214,056
Scientex	17,300	20,356
Sime Darby	126,500	392,493
Syarikat Takaful Malaysia	12,100	26,407
Tenaga Nasional	151,900	391,919
Top Glove	99,907	207,531
UEM Land Holdings *	306,361	252,742
UMW Holdings *	104,000	488,808

		5,233,528

MEXICO — 1.3%
Alfa, Cl A	373,600	867,363
America Movil ADR, Ser L	22,200	474,636
Arca Continental	38,400	314,257
Bio Pappel *	120,166	219,207
Cemex ADR *	20,826	234,288
El Puerto de Liverpool	25,811	326,445
Fibra Uno Administracion	218,639	840,178
Fomento Economico Mexicano ADR	3,230	366,250
Grupo Aeromexico *	25,406	36,574
Grupo Aeroportuario del Pacifico, Cl B	100,200	580,373
Grupo Financiero Banorte, Cl O	115,729	872,092
Grupo Financiero Santander Mexico, Cl B	37,300	120,480
Grupo Financiero Santander Mexico ADR *	82,335	1,329,710
Grupo Industrial Saltillo	7,426	17,002
Grupo Mexico	81,164	291,373
Grupo Modelo	18,300	166,417
Grupo Simec ADR *	1,346	18,467
Grupo Televisa ADR	6,900	174,708
Industrias Bachoco	36,200	102,617
Industrias Bachoco ADR	3,379	114,953
Infraestructura Energetica Nova *	44,131	150,795

COMMON STOCK — continued
	Shares	Value
MEXICO (continued)
Kimberly-Clark de Mexico, Cl A	102,600	$359,286
Mexico Real Estate Management *	96,253	232,660
Vitro *	300	717
Wal-Mart de Mexico	52,300	165,916

		8,376,764

NETHERLANDS — 1.9%
Aegon	71,000	468,546
AerCap Holdings *	13,900	220,593
ASML Holding	4,978	370,074
Core Laboratories	2,470	357,606
Corio	1,691	78,356
Heineken	5,582	394,172
Heineken Holding	1,866	112,206
InterXion Holding *	75,900	1,899,777
Koninklijke Ahold	17,675	278,860
Koninklijke Boskalis Westminster	2,556	106,454
Koninklijke DSM	5,876	378,640
Koninklijke KPN	22,031	45,929
Koninklijke Philips Electronics	4,441	122,645
Koninklijke Vopak	1,311	72,617
LyondellBasell Industries, Cl A	2,594	157,456
NXP Semiconductor *	78,680	2,167,634
Reed Elsevier	16,403	266,136
Royal Dutch Shell, Cl A	58,990	2,008,576
Royal Dutch Shell, Cl B	12,800	447,961
TNT Express	7,110	54,627
Unilever	26,863	1,143,392
Wolters Kluwer	5,236	115,845
Ziggo	30,579	1,095,976

		12,364,078

NEW ZEALAND — 0.1%
Auckland International Airport	34,193	90,856
Fletcher Building	50,953	386,080
Telecom Corp of New Zealand	60,513	135,118

		612,054

NIGERIA — 0.0%
Zenith Bank	1,183,797	150,972

NORWAY — 0.5%
Fred Olsen Energy	9,700	422,214
Gjensidige Forsikring	8,858	142,705
Opera Software	21,318	144,917
Orkla	58,061	522,564
Prosafe	40,801	391,630

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2013
(unaudited)

COMMON STOCK — continued
	Shares	Value
NORWAY (continued)
Seadrill	3,705	$141,801
Statoil	59,244	1,445,527
Telenor	5,218	117,273
Yara International	3,032	141,965

		3,470,596

PANAMA — 0.0%
Banco Latinoamericano de Comercio Exterior, Cl E	13,375	303,479

PERU — 0.0%
Credicorp	1,556	234,318

PHILIPPINES — 0.9%
Ayala Land	350,181	276,078
Bank of the Philippine Islands *	35,416	88,454
East West Banking *	187,572	162,690
First Gen *	484,100	265,220
GT Capital Holdings	8,860	170,269
International Container Terminal Services	83,308	186,208
Lopez Holdings	1,705,000	289,552
Megaworld	6,754,000	680,979
Metro Pacific Investments	589,000	87,148
Metropolitan Bank & Trust	774,930	2,343,994
Pepsi-Cola Products Philippines *	402,400	60,908
Puregold Price Club	222,808	215,987
Robinsons Land	463,700	289,531
SM Investments	4,384	121,955
SM Prime Holdings	355,835	172,903
Universal Robina	100,598	290,600
Vista Land & Lifescapes	898,564	143,430

		5,845,906

POLAND — 0.4%
Asseco Poland	15,224	206,497
Bank Pekao	3,460	165,891
Eurocash	8,119	146,200
Grupa Lotos *	10,745	129,116
KGHM Polska Miedz	15,121	708,232
Pelion	520	9,627
PGE	64,700	336,006
Polski Koncern Naftowy Orlen S.A. *	15,841	245,648
Polskie Gornictwo Naftowe i Gazownictwo	149,710	253,003

COMMON STOCK — continued
	Shares	Value
POLAND (continued)
Powszechny Zaklad Ubezpieczen	2,798	$385,629
Telekomunikacja Polska	68,470	152,548

		2,738,397

PORTUGAL — 0.1%
EDP – Energias de Portugal *	68,697	236,128
Galp Energia SGPS	5,313	85,153
Jeronimo Martins SGPS	4,273	101,770
Portugal Telecom SGPS ADR	30,000	157,200

		580,251

PUERTO RICO — 0.1%
OFG Bancorp	12,200	196,054
Triple-S Management, Cl B *	12,300	221,769

		417,823

QATAR — 0.0%
Industries Qatar QSC	3,909	184,665

RUSSIA — 0.9%
Eurasia Drilling GDR	6,147	240,348
Gazprom Neft OAO ADR	8,959	182,764
Gazprom OAO ADR	39,039	309,774
Lukoil OAO ADR	22,614	1,435,553
Magnit GDR	8,699	443,649
MegaFon OAO GDR *	5,323	164,268
MMC Norilsk Nickel ADR	31,540	483,193
Mobile Telesystems ADR	5,503	113,912
NovaTek OAO GDR	1,910	193,292
Pharmstandard GDR *	25,700	537,387
Rosneft OAO GDR	28,610	195,549
Rostelecom ADR	3,433	76,556
Sberbank of Russia ADR	23,014	295,960
Surgutneftegas OAO ADR	52,790	448,715
Tatneft OAO ADR	17,450	659,435
Uralkali GDR	5,940	214,968
VimpelCom ADR	20,943	229,326

		6,224,649

SINGAPORE — 1.3%
Ascendas Real Estate Investment Trust	156,000	348,299
Avago Technologies, Cl A	71,550	2,286,738
CapitaMall Trust	81,000	152,570
CapitaMalls Asia	63,000	107,413
City Developments	11,000	100,560
DBS Group Holdings	17,000	231,323

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2013
(unaudited)

COMMON STOCK — continued
	Shares	Value
SINGAPORE (continued)
Flextronics International *	22,300	$159,445
Genting Singapore	79,000	98,453
Global Logistic Properties	744,000	1,667,159
Keppel	68,000	591,281
Keppel REIT	13,600	16,673
Lippo Malls Indonesia Retail Trust	362,379	154,460
M1	35,583	97,646
Mapletree Commercial Trust	310,943	369,840
Mapletree Industrial Trust	156,000	198,847
Oversea-Chinese Banking	42,000	369,976
SembCorp Industries	62,000	251,181
SembCorp Marine	39,000	136,470
Singapore Exchange	16,000	97,166
Singapore Press Holdings	81,000	293,302
Singapore Technologies Engineering	46,000	164,326
Singapore Telecommunications	42,000	134,010
United Overseas Bank	21,000	364,009

		8,391,147

SOUTH AFRICA — 0.7%
Anglo American Platinum	4,040	153,248
AngloGold Ashanti ADR	16,900	329,550
Assore	1,890	61,501
Exxaro Resources	9,910	155,417
Gold Fields	30,060	213,956
Group	37,676	679,247
Group ADR	26,500	481,505
Impala Platinum Holdings	8,920	121,730
Liberty Holdings	4,543	60,499
Life Healthcare Group Holdings	98,663	416,818
MMI Holdings	69,084	176,299
Mondi	7,407	99,010
Remgro	13,860	279,517
Sanlam	93,026	476,767
Sappi *	80,891	243,390
Sasol	9,230	398,916
Shoprite Holdings	10,690	202,625
Sibanye Gold *	30,060	28,474
Super Group *	45,435	122,075
Truworths International	12,840	127,620

		4,828,164

SOUTH KOREA — 1.8%
Busan City Gas	2,850	74,012
CJ	271	35,558

COMMON STOCK — continued
	Shares	Value
SOUTH KOREA (continued)
Cosmax	7,169	$360,631
Daesung Holdings	1,980	16,451
Daewoo International	5,210	182,844
Daewoo Shipbuilding & Marine Engineering	9,020	216,634
Daou Technology	10,070	183,332
Dongil Industries	1,050	58,159
E1	449	33,064
Hana Financial Group	3,230	103,238
Hanwha Timeworld	1,530	44,943
Hyundai Heavy Industries	730	133,233
Hyundai Marine & Fire Insurance	14,000	394,080
Hyundai Motor Company	6,975	1,263,518
INTOPS	1,122	32,856
Jeonbuk Bank	6,630	36,422
KB Financial Group	1,660	54,263
KB Financial Group ADR	8,400	275,520
Kia Motors	8,465	421,213
KISCO	670	17,278
Kolao Holdings	9,156	249,414
KT	9,350	306,063
KT ADR	27,600	448,776
KT Skylife	6,111	236,106
Kunsul Chemical Industrial	840	20,708
KyungDong City Gas	376	29,908
Kyungnam Energy	9,300	56,579
LG Display	3,450	93,823
LG Display ADR	14,541	199,503
LG Household & Health Care	260	146,136
Meritz Finance Group *	73,350	265,746
Mi Chang Oil Industrial	353	28,816
Paradise	38,733	803,640
S&T Holdings	5,440	69,155
Sam Young Electronics	3,050	26,337
Samsung Electronics	2,131	2,941,179
Samsung Electronics GDR	1,502	1,037,882
SeAH Holdings	100	9,670
SK Telecom ADR	12,282	239,376
Woori Finance Holdings	19,410	209,733
Woori Finance Holdings ADR	1,812	58,818
YESCO	2,070	74,808
Youngone	2,854	114,025

		11,603,450

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2013
(unaudited)

COMMON STOCK — continued
	Shares	Value
SPAIN — 0.5%
Abertis Infraestructuras	9,850	$183,942
Amadeus IT Holding, Cl A *	4,163	122,890
Banco Bilbao Vizcaya Argentaria	13,275	128,846
Banco Popular Espanol	125,481	97,664
Banco Santander	20,803	150,434
CaixaBank *	38,410	142,192
Enagas *	12,096	322,261
Ferrovial	7,696	127,349
Grifols *	7,501	300,996
Iberdrola	26,409	142,247
Inditex	3,848	517,151
Mapfre *	42,373	155,412
Red Electrica	5,347	284,416
Repsol	5,279	123,749
Telefonica	41,114	603,177
Viscofan	2,205	114,529
Zardoya Otis	7,474	104,433

		3,621,688

SWEDEN — 0.7%
Alfa Laval	4,698	102,716
Assa Abloy, Cl B	2,217	88,289
Atlas Copco, Cl A	8,044	211,741
Axis Communications	8,267	226,923
Boliden	6,278	99,386
Hennes & Mauritz, Cl B	14,569	515,452
Holmen, Cl B	3,042	84,909
Intrum Justitia	14,097	290,377
Investment Kinnevik, Cl B	8,321	217,364
Investor, Cl B	8,010	236,059
Millicom International Cellular	875	71,555
Scania, Cl B	4,837	102,919
Securitas, Cl B	10,349	101,398
Skandinaviska Enskilda Banken, Cl A	12,559	128,864
Skanska, Cl B	6,356	108,074
SKF, Cl B	4,224	98,283
Svenska Handelsbanken, Cl A	2,676	121,556
Swedbank, Cl A	22,000	541,425
Swedish Match	3,588	124,452
Tele2, Cl B	5,370	92,054
Telefonaktiebolaget LM Ericsson, Cl B	47,365	591,236
TeliaSonera	48,088	330,848

		4,485,880

COMMON STOCK — continued
	Shares	Value
SWITZERLAND — 3.1%
ACE	900	$80,226
Adecco	31,100	1,663,372
Credit Suisse Group	74,268	2,059,191
Givaudan	393	505,515
Kuehne + Nagel International	20,700	2,368,767
Nestle	59,814	4,271,510
Novartis	4,199	311,831
Roche Holding	14,989	3,746,444
Schindler Holding	3,073	460,719
SGS	248	599,329
Sonova Holding	856	93,167
Straumann Holding	636	83,382
Swatch Group	436	249,699
Swiss Life Holding	3,000	474,296
Swiss Prime Site	945	77,497
Swiss Re	3,490	277,571
Swisscom	429	201,996
Syngenta	1,459	623,582
TE Connectivity	41,300	1,798,615
Tecan Group	2,443	227,274
Temenos Group *	7,713	182,497
UBS	28,600	510,605

		20,867,085

TAIWAN — 1.0%
Acer	171,000	138,193
Advanced Semiconductor Engineering ADR	52,596	235,630
Asustek Computer *	19,000	221,147
Chailease Holding *	43,000	129,385
ChipMOS TECHNOLOGIES	4,841	71,308
Chunghwa Telecom *	89,000	282,875
Compal Electronics	222,000	143,677
Delta Electronics *	101,000	484,261
Formosa Chemicals & Fibre *	86,000	201,362
Formosa Plastics *	151,000	366,346
Fubon Financial Holding	182,000	259,938
Ginko International *	15,000	278,023
Hermes Microvision *	4,000	121,307
Himax Technologies ADR	4,160	22,880
Hon Hai Precision Industry	188,000	485,416
Hon Hai Precision Industry GDR	62,546	319,923
MediaTek	28,000	341,556
Nan Ya Plastics *	84,000	167,362
Novatek Microelectronics *	44,000	214,692

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2013
(unaudited)

COMMON STOCK — continued
	Shares	Value
TAIWAN (continued)
Silicon Motion Technology ADR	6,320	$68,888
Siliconware Precision Industries ADR	17,904	109,035
St. Shine Optical *	3,000	63,025
Taiwan Cement *	122,000	162,049
Taiwan Mobile *	61,000	222,198
Taiwan Semiconductor
Manufacturing ADR	82,280	1,569,903
United Microelectronics *	563,000	214,616

		6,894,995

THAILAND — 0.9%
Advanced Info Service	64,700	595,196
Airports of Thailand	71,900	353,988
Bangchak Petroleum	288,700	356,571
Bangkok Bank	79,800	617,192
Charoen Pokphand Foods	65,700	71,072
CP ALL PLC	141,000	211,380
Home Product Center	239,865	122,589
Kasikornbank	73,553	531,286
Krung Thai Bank	166,400	140,604
Krungthai Card	53,500	83,850
Land and Houses	249,600	111,406
PTT	67,700	751,966
PTT Exploration & Production	63,615	333,789
PTT Global Chemical	94,800	235,789
Siam Cement	21,400	356,702
Siam Commercial Bank	32,700	207,230
Thanachart Capital	548,400	892,201
VGI Global Media	23,088	103,050

		6,075,861

TURKEY — 0.7%
Aselsan Elektronik Sanayi Ve Ticaret	18,663	110,869
Coca-Cola Icecek	18,474	515,242
Enka Insaat ve Sanayi	55,280	170,828
Ford Otomotiv Sanayi	12,100	168,060
KOC Holding	46,300	280,215
Koza Altin Isletmeleri	5,144	102,722
Otokar Otomotiv Ve Savunma Sanayi A.S.	3,197	117,252
TAV Havalimanlari Holding *	32,320	228,056
Tupras Turkiye Petrol Rafinerileri	8,400	234,277
Turk Hava Yollari *	76,051	316,464
Turk Telekomunikasyon	54,800	259,824

COMMON STOCK — continued
	Shares	Value
TURKEY (continued)
Turkcell Iletisim Hizmetleri *	63,910	$395,706
Turkiye Halk Bankasi	41,759	455,383
Turkiye Is Bankasi, Cl C	95,081	367,012
Turkiye Sise ve Cam Fabrikalari	138,720	235,230
Turkiye Vakiflar Bankasi Tao, Cl D *	86,832	309,985
Yapi ve Kredi Bankasi	47,231	146,481
Yazicilar Holding, Cl A	7,947	94,863

		4,508,469

UNITED KINGDOM — 3.7%
Admiral Group PLC	9,284	184,737
Aon PLC	2,595	156,608
ARM Holdings PLC	51,097	790,540
ASOS *	2,422	120,391
AstraZeneca	34,710	1,802,168
Aveva Group PLC	3,534	121,868
BAE Systems PLC	19,531	113,921
Barclays	97,300	432,339
Barratt Developments PLC *	45,548	220,180
BG Group	15,911	268,038
BHP Billiton	3,634	101,100
Booker Group PLC	131,769	243,573
BP PLC	13,031	94,407
British American Tobacco	1,634	90,511
British Sky Broadcasting Group PLC	110,993	1,455,149
Bunzl	4,514	89,681
Burberry Group PLC	30,889	641,032
Centrica PLC	84,694	488,085
Cobham PLC	34,964	136,050
Compass Group PLC	13,006	171,118
Delphi Automotive PLC	28,500	1,316,985
Diageo	81,113	2,474,578
Domino’s Pizza Group PLC	22,506	227,588
Filtrona PLC	22,255	244,236
GlaxoSmithKline PLC	3,760	96,983
Great Portland Estates PLC	42,408	350,452
Halma	29,466	229,084
Home Retail Group	110,337	267,029
HSBC Holdings	36,556	398,389
IG Group Holdings	26,354	220,446
Imagination Technologies Group PLC *	215,400	1,423,353
Imperial Tobacco Group PLC	2,067	73,848
Intertek Group	9,496	487,950
J Sainsbury	24,477	144,899

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2013
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED KINGDOM (continued)
John Wood Group	12,717	$153,093
Johnson Matthey	3,143	118,344
National Grid PLC	27,818	354,115
Ocado Group PLC *	52,997	139,949
Pearson	30,683	558,115
Phoenix Group Holdings *	22,082	217,640
Randgold Resources	970	76,241
Reckitt Benckiser Group PLC	2,985	217,742
Rexam	14,568	116,880
Rightmove PLC	7,918	236,272
Rolls-Royce Holdings PLC	141,137	2,477,357
Rotork PLC	4,912	221,958
RSA Insurance Group	51,010	88,190
Sage Group	23,080	120,998
Senior	26,945	106,730
Serco Group PLC	20,359	195,598
Spirax-Sarco Engineering	5,697	232,121
SSE	18,778	454,158
Standard Chartered PLC	3,370	84,647
Subsea 7	16,120	347,196
SuperGroup *	9,817	105,601
Telecity Group PLC	15,202	217,839
United Utilities Group PLC	8,651	99,509
Victrex PLC	4,827	120,343
Vodafone Group PLC	373,754	1,139,080
Whitbread PLC	3,366	133,590
WM Morrison Supermarkets	103,562	469,896

		24,480,518

UNITED STATES — 47.5%
Consumer Discretionary — 7.8%
Advance Auto Parts	8,796	737,808
AH Belo, Cl A	9,400	54,520
Amazon.com *	300	76,143
Amcon Distributing	602	42,832
American Greetings, Cl A	4,300	79,292
Ark Restaurants	2,100	45,738
Autoliv	1,934	147,796
AutoZone *	3,347	1,369,224
Ballantyne Strong *	10,200	45,798
Bassett Furniture Industries	15,800	221,674
Belo, Cl A	56,955	610,557
BJ’s Restaurants *	17,826	611,432
Bob Evans Farms	3,578	155,071
BorgWarner *	6,827	533,667

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Consumer Discretionary (continued)
CarMax *	3,183	$146,545
Carmike Cinemas *	13,100	230,036
Carriage Services, Cl A	20,600	360,294
Carrols Restaurant Group *	26,000	123,500
Coinstar *	3,342	176,491
Comcast, Cl A	31,844	1,315,157
Cracker Barrel Old Country Store	1,750	144,795
CSS Industries	3,000	85,980
Dana Holding	7,133	123,044
Deckers Outdoor *	4,113	226,709
Destination Maternity	14,936	354,730
DeVry	26,700	747,867
DIRECTV *	10,700	605,192
Discovery Communications, Cl A *	7,023	553,553
Diversified Restaurant Holdings *	18,200	126,490
Dollar General *	7,800	406,302
Dollar Tree *	11,150	530,294
Dorman Products	6,080	229,459
Entercom Communications, Cl A *	8,700	68,817
Entravision Communications, Cl A	60,200	232,372
Family Dollar Stores	5,400	331,398
Fiesta Restaurant Group *	13,800	376,188
Five Below *	11,934	429,505
Flexsteel Industries	3,000	61,770
Ford Motor	8,000	109,680
Fred’s, Cl A	9,700	138,031
Gannett	30,000	604,800
General Motors *	3,500	107,940
Genuine Parts	5,695	434,700
Group 1 Automotive	2,280	137,894
H&R Block	17,300	479,902
Harley-Davidson	8,500	464,525
Harman International Industries	19,390	866,927
Harte-Hanks	22,000	174,460
Hasbro	9,405	445,515
hhgregg *	3,400	45,934
Home Depot	23,163	1,699,006
HomeAway *	28,430	868,537
Interpublic Group of Companies .	82,700	1,144,568
Jamba *	92,600	246,316
Kohl’s	9,700	456,482
Lamar Advertising, Cl A *	4,551	213,078
Lear	7,300	421,794

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2013
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Consumer Discretionary (continued)
Lennar, Cl A	57,370	$2,364,791
Libbey *	6,135	118,835
Liberty Interactive, Cl A *	76,900	1,637,201
Lifetime Brands	11,500	155,250
LIN TV, Cl A *	22,000	270,820
Lululemon Athletica *	16,521	1,257,744
MarineMax *	17,000	197,030
Mattel	3,189	145,610
McDonald’s	11,260	1,150,096
Meredith	3,374	130,979
Nautilus *	53,000	364,640
New York Times, Cl A *	78,000	691,080
Newell Rubbermaid	16,150	425,391
NIKE, Cl B	19,331	1,229,452
OfficeMax	15,800	181,858
O’Reilly Automotive *	5,799	622,349
Perry Ellis International	9,576	168,250
PetSmart	6,000	409,440
Pier 1 Imports	11,319	262,714
PVH	2,900	334,689
Ralph Lauren, Cl A	12,225	2,219,815
ReachLocal *	16,191	269,904
Rent-A-Center, Cl A	2,848	99,481
RG Barry	5,500	75,845
Rick’s Cabaret International *	6,900	58,236
Ross Stores	9,480	626,344
Samsonite International	114,487	281,786
Scholastic	12,000	329,400
Scientific Games, Cl A *	27,111	240,746
Scripps Networks Interactive, Cl A	1,500	99,870
Shiloh Industries	5,986	58,962
Sinclair Broadcast Group, Cl A	16,300	436,840
Stage Stores	19,395	537,048
Standard Motor Products	6,700	205,288
Staples	57,000	754,680
Starbucks	67,002	4,076,402
Starwood Hotels & Resorts Worldwide	16,198	1,045,095
Steiner Leisure *	4,092	198,176
Steven Madden *	5,115	248,742
Target	1,400	98,784
Tesla Motors *	21,093	1,138,811
Time Warner	2,300	137,494

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Consumer Discretionary (continued)
Time Warner Cable	1,000	$93,890
TJX	47,794	2,330,913
TRW Automotive Holdings *	8,100	486,567
Universal Electronics *	8,600	197,628
Vitamin Shoppe *	7,410	364,201
VOXX International, Cl A *	7,200	68,616
Whirlpool	2,250	257,130
Williams-Sonoma	6,550	351,604
Yum! Brands	7,621	519,142

		51,803,788

Consumer Staples — 2.7%
Altria Group	2,600	94,926
Annie’s *	5,625	212,569
Beam	6,300	407,673
Boulder Brands *	11,383	102,561
Brown-Forman, Cl B	6,700	472,350
Bunge	2,700	194,967
Church & Dwight	6,898	440,713
Clorox	2,700	232,875
Coca-Cola	34,047	1,441,210
Coffee Holding	10,700	72,546
Colgate-Palmolive	800	95,528
Costco Wholesale	6,184	670,531
Darling International *	11,573	214,216
Female Health	19,800	151,866
Fresh Market *	14,375	588,369
General Mills	3,741	188,621
Hain Celestial Group *	7,990	521,348
Hershey	2,950	263,022
Hormel Foods	9,744	402,135
Ingles Markets, Cl A	4,500	95,940
Ingredion	7,700	554,477
Inventure Foods *	24,900	190,734
John B Sanfilippo & Son	17,100	358,758
Kimberly-Clark	2,105	217,215
Kroger	23,000	790,740
McCormick	5,833	419,626
Mead Johnson Nutrition, Cl A	2,256	182,939
Molson Coors Brewing, Cl B	11,000	567,600
Mondelez International, Cl A	4,900	154,105
Nash Finch	3,200	65,760
Nature’s Sunshine Products	7,100	103,873
Omega Protein *	8,400	78,204

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2013
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Consumer Staples (continued)
Orchids Paper Products	7,800	$179,400
PepsiCo	1,524	125,684
Philip Morris International	900	86,031
Post Holdings *	4,085	178,882
Pricesmart	18,613	1,660,838
Procter & Gamble	18,175	1,395,295
Seneca Foods, Cl A *	4,600	149,914
Spartan Stores	11,600	194,648
Sysco	8,400	292,824
United Natural Foods *	11,440	571,313
USANA Health Sciences *	3,239	182,744
Walgreen	24,200	1,198,142
Wal-Mart Stores	19,265	1,497,276

		18,260,988

Energy — 2.6%
Adams Resources & Energy	1,800	89,442
Anadarko Petroleum	1,600	135,616
Bolt Technology	13,000	208,000
Cameron International *	3,850	236,967
Carrizo Oil & Gas *	7,125	172,568
Chevron	16,100	1,964,361
Cobalt International Energy *	42,380	1,184,097
Concho Resources *	20,680	1,781,168
ConocoPhillips	16,663	1,007,278
Denbury Resources *	11,500	205,735
Emerald Oil *	26,400	169,752
Energen	3,700	175,454
Evolution Petroleum *	16,200	161,028
Exxon Mobil	13,660	1,215,603
FMC Technologies *	11,700	635,310
Forum Energy Technologies *	12,215	339,699
Goodrich Petroleum *	19,014	247,943
Gran Tierra Energy *	19,476	108,259
Gulfport Energy *	12,593	657,229
Hess	6,500	469,170
Hornbeck Offshore Services *	2,680	120,386
Kinder Morgan	3,000	117,300
Kodiak Oil & Gas *	11,067	86,655
Marathon Oil	12,800	418,176
Marathon Petroleum	7,200	564,192
Matrix Service *	10,700	160,821
McDermott International *	44,500	475,260
Murphy Oil	6,610	410,415

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Energy (continued)
Natural Gas Services Group *	9,100	$183,729
Occidental Petroleum	10,280	917,593
Oceaneering International	4,050	284,189
PDC Energy *	2,927	126,739
REX American Resources *	1,200	22,428
Rex Energy *	14,917	239,716
RigNet *	9,200	222,640
Sanchez Energy *	6,495	117,624
Spectra Energy	11,937	376,374
Transocean *	15,200	782,344
Triangle Petroleum *	26,700	146,583
Vaalco Energy *	18,700	125,664
Warren Resources *	45,200	118,876
Whiting Petroleum *	6,100	271,450

		17,453,833

Financials — 7.9%
Acadia Realty Trust	11,897	339,659
Access National	9,100	114,387
Alleghany *	300	118,122
American Capital Agency	4,831	160,921
American Equity Investment Life Holding	9,046	137,861
American Express	1,400	95,774
American International Group *	44,400	1,839,048
American Tower, Cl A	1,300	109,187
Ameriprise Financial	8,000	596,240
Annaly Capital Management	14,200	226,348
Apollo Commercial Real Estate Finance	11,300	200,462
Arch Capital Group *	2,000	106,120
Artisan Partners Asset Management, Cl A *	5,856	218,429
Asset Acceptance Capital *	4,900	31,703
Assurant	5,100	242,454
Asta Funding	5,900	55,401
AvalonBay Communities	700	93,128
Axis Capital Holdings	2,000	89,260
Bank of America	210,400	2,590,024
Bank of Commerce Holdings	13,200	66,792
Bank of Kentucky Financial	600	15,732
Banner	7,374	240,909
Bar Harbor Bankshares	4,018	144,648
Berkshire Hathaway, Cl B *	1,100	116,952

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2013
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Financials (continued)
BofI Holding *	8,200	$334,396
Boston Properties	900	98,487
Brookfield Office Properties	4,900	90,223
Brown & Brown	10,700	331,593
C&F Financial	2,400	96,480
Calamos Asset Management, Cl A	16,500	187,275
Camden Property Trust	1,423	102,940
Capital One Financial	58,000	3,351,240
CapLease	29,900	209,898
CBRE Group, Cl A *	89,570	2,169,385
Center Bancorp	17,500	203,875
Chubb	5,200	457,964
Cincinnati Financial	10,100	493,991
CIT Group *	9,200	391,092
Citigroup	81,064	3,782,446
Citizens & Northern	4,200	81,312
City Holding	4,297	164,059
CNO Financial Group	36,023	407,780
CoBiz Financial	17,800	152,368
Coresite Realty *	6,735	243,672
Crawford, Cl B	27,300	207,207
CubeSmart *	14,432	253,570
Digital Realty Trust	1,500	105,780
Dime Community Bancshares	16,800	239,736
Discover Financial Services	2,400	104,976
Dynex Capital	15,800	169,850
Eaton Vance	6,100	243,268
EMC Insurance Group	4,700	132,681
Enterprise Financial Services	17,800	255,964
Equity Residential	1,300	75,478
Everest Re Group	1,689	227,998
Federal Agricultural Mortgage, Cl C	6,000	190,680
Federal Realty Investment Trust	900	105,309
Fidelity National Financial, Cl A	4,100	110,085
Fifth Third Bancorp	23,900	407,017
Financial Institutions	10,200	195,126
First Bancorp	4,900	83,741
First Community Bancshares	17,800	276,078
First Connecticut Bancorp	14,100	209,244
First Defiance Financial	10,500	237,720
First Financial	4,000	123,560
First Financial Holdings	9,100	182,364
First Industrial Realty Trust	12,971	232,700

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Financials (continued)
First Pactrust Bancorp	21,832	$248,012
First Potomac Realty Trust	9,235	147,760
First Republic Bank	10,305	391,384
Flushing Financial	5,800	88,044
Gain Capital Holdings	12,900	63,597
Geo Group	3,207	120,102
Goldman Sachs Group	5,630	822,374
Greenhill	3,915	180,834
Hanmi Financial *	6,881	106,174
HCP	2,100	111,930
Health Care REIT	1,500	112,455
Heartland Financial USA	2,080	52,853
Heritage Commerce *	25,599	168,185
Homeowners Choice	26,000	690,040
HomeStreet	18,611	400,136
Horizon Bancorp	7,600	146,680
ICG Group *	28,750	341,263
Independence Holding	11,300	118,650
Independent Bank Group *	11,390	325,071
IntercontinentalExchange *	600	97,758
International. FCStone *	4,500	77,040
Invesco	14,450	458,643
JPMorgan Chase	38,900	1,906,489
Kansas City Life Insurance	3,300	119,130
KeyCorp *	49,700	495,509
Kilroy Realty	3,910	221,267
KKR Financial Holdings LLC	94,300	1,008,067
Lakeland Bancorp	8,500	81,260
Liberty Property Trust	2,400	103,176
Lincoln National	16,300	554,363
Loews	1,700	75,939
M&T Bank	3,200	320,640
Manning & Napier, Cl A	5,600	98,056
MarketAxess Holdings	7,655	323,960
Marlin Business Services	11,100	268,953
Marsh & McLennan	2,100	79,821
McGraw Hill Financial	9,000	486,990
Meadowbrook Insurance Group	28,900	224,842
Medallion Financial	15,700	234,558
Medical Properties Trust	16,344	262,975
Medley Capital	14,359	223,713
Merchants Bancshares	3,200	97,088
MidWestOne Financial Group	4,500	107,550

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2013
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Financials (continued)
National Penn Bancshares	21,652	$211,973
Nelnet, Cl A	3,338	113,492
New York Community Bancorp	16,100	218,155
New York Mortgage Trust	26,700	190,638
NewBridge Bancorp *	18,527	109,124
Northern Trust	13,500	727,920
NorthStar Realty Finance	23,880	238,084
OceanFirst Financial	15,000	213,150
OmniAmerican Bancorp *	8,286	206,321
One Liberty Properties	2,400	55,056
Pacific Continental	9,300	103,974
Pacific Premier Bancorp *	9,315	113,177
Park Sterling *	33,400	191,382
PartnerRe	7,539	711,229
Peoples Bancorp	3,100	63,178
Plum Creek Timber	2,000	103,080
Potlatch	7,106	336,469
Preferred Bank *	9,909	163,498
Primerica *	6,777	230,147
Progressive	3,200	80,928
Prospect Capital	12,934	142,662
Protective Life	7,228	275,098
Provident Financial Holdings	4,600	74,520
PS Business Parks	2,984	238,123
Public Storage REIT	600	99,000
Pzena Investment Management, Cl A	17,400	110,316
Raymond James Financial	7,650	316,863
Rayonier	1,900	112,898
Realty Income	2,250	114,682
RenaissanceRe Holdings	1,100	103,279
Republic Bancorp, Cl A	2,600	57,720
Resource Capital	15,100	99,509
Sabra Health Care REIT	7,680	229,018
Simon Property Group	971	172,906
SLM	5,700	117,705
Southside Bancshares	8,505	181,837
State Bank Financial	14,059	206,808
State Street	9,400	549,618
Strategic Hotels & Resorts *	30,180	243,553
Suffolk Bancorp *	4,300	67,252
SunTrust Banks	17,550	513,337
SVB Financial Group *	10,367	737,197

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Financials (continued)
Synovus Financial	130,607	$351,333
Teche Holding	2,400	98,880
Torchmark	1,400	86,898
Travelers	1,700	145,197
Tree.com	12,600	257,922
UDR	3,700	90,946
Union First Market Bankshares	11,700	221,247
United Community Banks *	27,605	302,275
Universal Insurance Holdings	45,226	270,452
Univest Corp of Pennsylvania	10,900	191,077
Ventas	1,400	111,482
Washington Banking	28,516	393,521
Washington Trust Bancorp	3,800	101,650
Wells Fargo	44,216	1,679,324
West Bancorporation	6,602	71,169
Wilshire Bancorp *	30,258	193,349
Wintrust Financial	7,202	258,264
WisdomTree Investments *	13,804	160,126
WR Berkley	2,400	104,208

		52,467,696

Health Care — 7.1%
Abbott Laboratories	19,353	714,513
AbbVie	17,882	823,466
Actavis *	4,449	470,393
Addus HomeCare *	9,000	106,560
Aetna	12,200	700,768
Albany Molecular Research *	32,200	384,146
Allergan	7,124	808,930
Almost Family	4,100	80,934
AmerisourceBergen, Cl A	2,000	108,240
Amgen	16,675	1,737,702
AMN Healthcare Services *	29,100	399,543
Anika Therapeutics *	15,500	206,925
Antares Pharma *	40,200	152,358
Ariad Pharmaceuticals *	10,840	193,711
athenahealth *	4,700	452,422
Becton Dickinson & Company	3,847	362,772
Biogen Idec *	15,008	3,285,701
Boston Scientific *	120,000	898,800
Bristol-Myers Squibb	61,643	2,448,460
Capital Senior Living *	17,511	424,817
Cardinal Health	7,400	327,228
Cardiovascular Systems *	14,200	243,672

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2013
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Health Care (continued)
CareFusion *	21,347	$713,844
Catamaran *	40,730	2,351,343
Celgene *	7,582	895,207
Celldex Therapeutics *	13,875	181,069
Cepheid *	5,743	218,981
Cerner *	6,200	599,974
Charles River Laboratories International *	9,700	421,853
Cigna	5,950	393,711
Coronado Biosciences *	8,600	96,750
CR Bard	3,892	386,709
CryoLife	10,000	60,000
Cumberland Pharmaceuticals *	9,900	46,332
Cutera *	18,700	207,757
Cynosure, Cl A *	10,200	263,772
DexCom *	19,985	327,954
Discovery Laboratories *	5,100	8,619
Edwards Lifesciences *	4,786	305,299
Eli Lilly	14,688	813,421
Endo Health Solutions *	14,200	520,288
Endologix *	21,580	324,132
Exactech *	3,700	68,450
Five Star Quality Care *	49,900	236,027
Fluidigm *	8,695	146,424
Fonar *	31,400	220,742
Forest Laboratories *	21,400	800,574
GenMark Diagnostics *	23,519	365,720
Gentiva Health Services *	8,800	92,312
Gilead Sciences *	78,079	3,953,920
Greatbatch *	7,400	206,756
HealthStream *	7,700	176,792
HeartWare International *	1,217	118,292
Henry Schein *	3,280	296,512
Hi-Tech Pharmacal	3,200	105,792
HMS Holdings *	18,548	467,595
Hospira *	38,060	1,260,547
Hyperion Therapeutics *	5,205	111,647
Illumina *	9,045	585,121
Invacare	4,500	60,525
Ironwood Pharmaceuticals, Cl A *	17,242	262,251
Johnson & Johnson	16,060	1,368,794
LHC Group *	7,400	160,728
Medtronic	36,800	1,717,824

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Health Care (continued)
Merck	31,626	$1,486,422
Merge Healthcare *	53,700	167,544
NeoGenomics *	50,100	187,374
Orthofix International *	2,890	93,636
Perrigo	3,734	445,877
Pfizer	3,800	110,466
PharMerica *	19,200	247,488
PhotoMedex *	7,090	115,567
Providence Service *	12,700	222,377
Repligen *	36,500	327,040
Rochester Medical *	15,500	210,490
Santarus *	14,700	270,039
Sciclone Pharmaceuticals *	23,700	112,101
Select Medical Holdings	39,100	322,575
Spectranetics *	24,431	455,638
St. Jude Medical	7,800	321,516
Streamline Health Solutions *	25,200	157,752
Sunesis Pharmaceuticals *	22,400	126,112
SurModics *	11,100	293,595
Synergetics USA *	20,100	59,295
TearLab *	56,500	422,620
Theravance *	5,995	202,331
United Therapeutics *	10,856	724,964
Varian Medical Systems *	9,700	631,858
Vascular Solutions *	13,200	210,012
ViroPharma *	7,891	215,030
Waters *	2,572	237,653
WellCare Health Plans *	4,026	234,756
Zimmer Holdings	7,400	565,730
Zoetis, Cl A *	23,550	777,621

		47,207,900

Industrials — 5.3%
3M	1,103	115,495
Aceto	71,673	745,399
ADT	2,317	101,114
AGCO	9,600	511,200
Alamo Group	4,600	184,322
AMERCO	1,617	259,852
AMETEK	3,600	146,556
Astronics *	7,760	215,728
Avery Dennison	7,536	312,367
Barrett Business Services	8,257	437,125
Beacon Roofing Supply *	5,735	218,676

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2013
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Industrials (continued)
Caterpillar	21,320	$1,805,164
Ceco Environmental	20,097	233,326
Celadon Group	8,900	149,431
CH Robinson Worldwide	7,130	423,451
Chart Industries *	4,575	388,006
Chicago Bridge & Iron	1,900	102,201
Cintas	2,000	89,740
Coleman Cable	20,000	300,000
Columbus McKinnon *	11,100	208,458
Consolidated Graphics *	2,000	71,340
Con-way	14,700	496,860
Courier	6,700	96,480
Covenant Transportation Group, Cl A *	14,600	81,030
Danaher	1,900	115,786
Deere	5,200	464,360
Delta Air Lines *	14,927	255,849
Dover	12,600	869,148
Ducommun *	4,100	100,409
Dun & Bradstreet	3,975	351,589
DXP Enterprises *	1,600	107,008
Emerson Electric	1,600	88,816
EnergySolutions *	12,834	53,004
Equifax	1,700	104,040
Esterline Technologies *	2,990	224,370
Expeditors International of Washington	9,426	338,676
FedEx	20,289	1,907,369
Flow International *	32,900	120,414
General Dynamics	1,100	81,356
General Electric	4,700	104,763
GP Strategies *	12,900	284,445
Greenbrier *	9,000	203,040
H&E Equipment Services	5,950	121,142
Hawaiian Holdings *	32,700	179,523
HEICO	7,620	335,356
Hexcel *	11,890	362,645
Hurco *	2,363	63,399
IDEX	4,190	218,006
IHS, Cl A *	1,435	139,812
John Bean Technologies	8,900	184,586
Kadant	6,100	168,787
Kelly Services, Cl A	6,384	108,656
L-3 Communications Holdings, Cl 3	9,091	738,644

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Industrials (continued)
LB Foster, Cl A	5,400	$238,410
LMI Aerospace *	9,600	205,344
Lockheed Martin	1,600	158,544
LS Starrett, Cl A	4,684	50,119
Lydall *	6,200	88,908
Manitex International *	25,800	261,354
Manpowergroup	8,500	451,860
MRC Global *	10,990	329,150
MSC Industrial Direct, Cl A	1,750	137,900
MYR Group *	12,534	285,775
NN *	10,700	96,407
Norfolk Southern	6,200	480,004
Northrop Grumman	1,600	121,184
Orion Marine Group *	15,600	142,896
Oshkosh *	28,800	1,130,688
Owens Corning *	8,400	353,304
Park-Ohio Holdings *	17,056	627,320
Patrick Industries *	11,300	228,938
Pentair *	32,825	1,784,039
Performant Financial *	36,020	350,475
Pitney Bowes	11,800	161,306
PowerSecure International *	24,700	338,390
Precision Castparts	7,580	1,449,978
Quanta Services *	4,064	111,679
Raytheon	2,622	160,938
Republic Airways Holdings *	10,700	119,733
Republic Services, Cl A	2,600	88,608
Rockwell Automation	1,200	101,736
Rockwell Collins	1,300	81,796
Roper Industries	1,533	183,423
Saia *	17,300	707,916
SL Industries	3,400	65,280
Southwest Airlines	46,500	637,050
Sparton *	20,300	281,967
Spirit Airlines *	8,213	219,287
Stanley Black & Decker	4,150	310,461
Stericycle *	3,817	413,457
Sypris Solutions	6,800	21,760
Tetra Tech *	7,788	204,747
Timken	4,170	219,217
Trinity Industries	5,813	245,367
Triumph Group	3,216	256,958
Tyco International	25,300	812,636

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2013
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Industrials (continued)
UniFirst	3,294	$299,919
Union Pacific	600	88,776
United Parcel Service, Cl B	9,078	779,255
United Technologies	1,586	144,786
Universal Truckload Services *	3,800	95,912
URS	5,587	245,381
Verisk Analytics, Cl A *	7,700	471,933
Versar *	18,200	79,716
Waste Management	7,000	286,860
Werner Enterprises	25,000	574,000
WESCO International *	3,840	275,290
Woodward	11,715	421,623
WW Grainger	824	203,091
XPO Logistics *	11,900	194,089
Xylem	3,000	83,250

		35,048,509

Information Technology — 9.5%
Activision Blizzard	8,500	127,075
Advanced Energy Industries *	9,700	164,706
Akamai Technologies *	16,300	715,733
Alpha & Omega Semiconductor *.	10,900	78,916
Amdocs	13,200	471,240
Amphenol, Cl A	1,500	113,280
Apple	9,849	4,360,645
Aruba Networks *	26,265	590,700
Automatic Data Processing	8,130	547,474
Aviat Networks *	39,600	126,720
Avnet *	2,600	85,150
Black Box	7,300	158,556
BMC Software *	15,312	696,390
CalAmp *	29,233	325,363
Cascade Microtech *	7,100	48,706
Cavium *	50,560	1,590,112
Cisco Systems	33,300	696,636
Citrix Systems *	2,200	136,774
Cognex	9,811	389,497
Cognizant Technology Solutions, Cl A *	5,749	372,535
Computer Task Group	13,700	281,124
Compuware *	9,356	112,272
Cornerstone OnDemand *	10,950	397,266
Corning	39,300	569,850
Cree *	10,400	588,328

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Information Technology (continued)
Datalink *	15,500	$173,445
Dell	10,275	137,685
eBay *	45,784	2,398,624
EchoStar, Cl A *	46,800	1,837,836
EMC *	3,400	76,262
ePlus	5,300	241,044
Euronet Worldwide *	8,373	255,628
Exar *	8,120	87,534
Facebook, Cl A *	20,890	579,906
Fairchild Semiconductor International, Cl A *	16,587	213,972
FARO Technologies *	11,625	450,934
Fidelity National Information Services	3,100	130,355
First Solar *	12,500	582,000
Fiserv *	1,300	118,443
FLIR Systems	4,300	104,533
Fortinet *	15,530	278,919
Fusion-io *	77,715	1,459,488
Google, Cl A *	4,642	3,827,654
Guidance Software *	13,200	138,864
Guidewire Software *	4,265	170,941
Hackett Group	23,000	112,240
Harris	7,700	355,740
Hewlett-Packard *	8,124	167,354
IEC Electronics *	13,800	79,488
Integrated Device Technology *	35,715	253,934
Integrated Silicon Solution *	9,000	82,530
Intel	103,457	2,477,795
Internap Network Services *	57,670	460,207
International Business Machines .	6,813	1,379,905
Intuit	4,000	238,560
IPG Photonics	5,705	363,294
Itron *	16,500	654,225
Jabil Circuit	26,000	462,800
Juniper Networks *	5,500	91,025
Key Tronic *	17,200	194,360
Lexmark International, Cl A	20,600	624,386
LinkedIn, Cl A *	12,530	2,406,888
Lionbridge Technologies *	57,000	194,940
LSI *	55,100	360,354
Market Leader *	31,571	316,341
Mastercard, Cl A	256	141,550

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2013
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Information Technology (continued)
MaxLinear, Cl A *	33,000	$205,590
Maxwell Technologies *	15,600	95,160
Measurement Specialties *	2,923	125,017
Meru Networks *	25,500	144,075
Methode Electronics	8,423	121,123
Microchip Technology	9,200	335,064
Microsemi *	14,558	302,806
Microsoft	60,100	1,989,310
MicroStrategy, Cl A *	5,685	512,730
Molex, Cl A	27,000	629,370
Motorola Solutions	6,128	350,522
NeuStar, Cl A *	4,942	216,806
Nuance Communications *	43,130	821,195
NVIDIA	44,500	612,765
Oracle	83,868	2,749,193
Paychex	14,050	511,560
PC Connection	14,300	220,792
PCM *	7,500	54,375
PDF Solutions *	24,500	419,195
Perceptron	8,689	60,736
Photronics *	30,600	241,434
Progress Software *	9,245	208,660
PTC *	13,000	312,130
QUALCOMM	30,510	1,880,026
Qualys *	20,086	220,946
Red Hat *	1,600	76,688
Rudolph Technologies *	23,800	277,746
Saba Software *	16,558	150,678
SAIC	6,700	100,098
Salesforce.com *	18,580	763,824
SanDisk *	5,905	309,658
Skyworks Solutions *	5,175	114,212
Splunk *	55,740	2,274,192
SPS Commerce *	9,653	454,946
support.com *	47,200	188,328
SYNNEX *	7,389	255,659
Synopsys *	13,400	476,638
TeleCommunication Systems, Cl A *	37,000	71,410
Telular	11,300	144,301
Teradata *	16,697	852,716
Tessco Technologies	7,500	153,300
Total System Services	13,300	314,146
Ultimate Software Group *	3,415	329,855

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Information Technology (continued)
Unisys *	27,200	$520,336
United Online	62,574	425,503
Universal Display *	9,160	287,990
USA Technologies *	92,000	192,280
ValueClick *	5,246	161,891
Verint Systems *	3,711	122,611
VeriSign *	9,180	422,923
Visa, Cl A	526	88,610
VMware, Cl A *	1,661	117,100
Wayside Technology Group	5,374	64,434
Xerox	20,100	172,458
Xyratex	8,200	87,576
Yahoo! *	23,761	587,609
Zebra Technologies, Cl A *	10,800	503,820

		62,831,147

Materials — 1.7%
Air Products & Chemicals	4,118	358,101
Airgas	2,200	212,630
Ashland	7,510	639,927
Ball	2,000	88,240
Boise	23,420	187,126
Cabot	5,382	202,148
Carpenter Technology	9,170	412,283
Chase	1,600	31,040
Core Molding Technologies *	8,400	74,844
Crown Holdings *	2,400	102,432
Ecolab	2,484	210,196
FMC	23,260	1,411,882
Friedman Industries	5,600	53,312
FutureFuel	16,400	200,900
Handy & Harman *	4,100	63,058
Huntsman	41,600	784,576
International Flavors & Fragrances	4,173	322,114
Kaiser Aluminum	2,393	150,759
Landec *	22,900	307,089
Material Sciences *	10,100	105,646
Materion	8,377	221,907
MeadWestvaco	12,010	414,105
Monsanto	15,885	1,696,836
Myers Industries	5,000	74,100
Neenah Paper	9,100	261,716
Newmont Mining	5,712	185,069
Noranda Aluminum Holding	11,700	44,577

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2013
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Materials (continued)
OMNOVA Solutions *	25,400	$169,418
Praxair	4,699	537,096
Sealed Air	7,800	172,536
Sensient Technologies	7,153	281,470
Sherwin-Williams	4,298	787,007
Sigma-Aldrich	10,432	820,894

		11,585,034

Telecommunication Services — 1.1%
8x8 *	32,800	237,144
AT&T	37,064	1,388,417
CenturyLink	16,710	627,795
Crown Castle International *	5,400	415,800
Frontier Communications	38,400	159,744
inContact *	49,000	396,900
Iridium Communications *	24,400	163,724
Level 3 Communications *	88,850	1,788,551
NTELOS Holdings	8,500	125,120
Verizon Communications	29,564	1,593,795
Vonage Holdings *	102,500	312,625
Windstream	19,200	163,584

		7,373,199

Utilities — 1.8%
Alliant Energy	6,514	348,564
Ameren	11,947	433,079
American Electric Power	7,537	387,628
American Water Works	12,700	531,876
Aqua America	7,638	242,354
Atmos Energy	4,941	219,232
Black Hills	5,760	270,086
CMS Energy	3,900	116,766
Consolidated Edison	4,755	302,656
Consolidated Water	21,866	218,004
Dominion Resources	9,100	561,288
DTE Energy	7,229	526,849
Duke Energy	11,200	842,240
Edison International	2,000	107,600
Empire District Electric	5,150	118,811
Entergy	3,100	220,813
Exelon	8,800	330,088
Integrys Energy Group	1,300	80,028
Laclede Group	3,016	140,878
MDU Resources Group	11,605	289,545
NextEra Energy	6,400	524,992

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Utilities (continued)
NiSource	25,800	$792,834
Northeast Utilities	12,050	546,226
Pepco Holdings	4,700	106,220
PG&E	5,500	266,420
Pinnacle West Capital	1,500	91,350
PNM Resources	4,595	110,326
Portland General Electric	4,401	141,932
PPL	3,100	103,478
Public Service Enterprise Group .	3,900	142,779
SCANA	6,563	355,715
Sempra Energy	3,738	309,693
Southern	11,500	554,645
Wisconsin Energy	10,500	471,870
Xcel Energy	27,300	867,867

		11,674,732

		315,706,826

Total Common Stock (Cost $546,133,694)		619,610,264

REGISTERED INVESTMENT COMPANIES — 3.5%
CLOSED-END FUND — 0.0%
India Fund	10,043	217,029

EXCHANGE TRADED FUNDS — 0.2%
iShares MSCI Frontier 100 Fund	4,325	131,047
SPDR Gold Trust	7,180	1,025,089
Vanguard MSCI Emerging Markets Fund	3,693	161,606

		1,317,742

OPEN-END FUND — 3.3%
Oakmark International Small Cap Fund, Cl I	1,435,689	21,908,617

Total Registered Investment Companies (Cost $19,822,356)		23,443,388

PREFERRED STOCK — 0.2%
BRAZIL — 0.1%
Centrais Eletricas Brasileiras	15,600	81,012
Cia Energetica de Sao Paulo	17,400	183,936
Marcopolo	14,424	95,956
Petroleo Brasileiro	36,577	365,084

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2013
(unaudited)

PREFERRED STOCK — continued
	Shares/ Number of Rights	Value
Brazil (continued)
Vale	7,614	$123,643
Whirlpool	11,900	24,683

		874,314

GERMANY — 0.1%
Henkel & KGaA	1,210	114,095
Volkswagen	562	113,906

		228,001

Total Preferred Stock (Cost $1,074,110)		1,102,315

Rights — 0.0%
Koninklijke NV, Expires 05/17/13* (Cost $73,322)	22,031	29,594

SHORT-TERM INVESTMENT — 2.8%
SEI Daily Income Trust Government Fund, Cl A, 0.020% (B) (Cost $18,796,544)	18,796,544	18,796,544

Total Investments — 99.7% (Cost $585,900,026)		$662,982,105

A list of the outstanding forward foreign currency contracts held by the Fund at April 30, 2013, is as follows:

Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
5/2/13	USD	22,057	ZAR	201,721	$423
6/19/13	JPY	146,000,000	USD	1,880,232	382,175
6/19/13	USD	793,705	JPY	71,700,000	(58,016)
8/8/13	EUR	1,715,900	USD	2,321,578	60,208
9/18/13-10/3/13	CHF	1,587,200	USD	1,714,080	4,165
10/3/13	USD	136,347	CHF	128,800	2,434

					$391,389

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at April 30, 2013, is as follows:

Counterparty	Currency to Deliver	Currency to Receive	Unrealized Appreciation (Depreciation)
Citigroup	$3,735,829	$4,070,208	$334,379
State Street	2,685,622	2,742,632	57,010

			$391,389

For the six-months ended April 30, 2013, the total amount of all open forward foreign currency contracts, as presented in the tables above, is representative of the volume of activity for this derivative type during the period.

Percentages are based on net assets of $665,136,903.

*	Non-income producing security.
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(B)	The rate reported is the 7-day effective yield as of April 30, 2013.

ADR — American Depositary Receipt

Cl — Class

CHF — Swiss Franc

EUR — Euro

GDR — Global Depositary Receipt

JPY — Japanese Yen

LLC — Limited Liability Company

MSCI — Morgan Stanley Capital International

PLC — Public Limited Company

REIT — Real Estate Investment Trust

Ser — Series

SPDR — Standard & Poor’s Depositary Receipts

USD — United States Dollar

ZAR — South African Rand

The following is a list of the inputs used as of April 30, 2013, in valuing the Fund’s investments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$619,610,264	$—	$—	$619,610,264
Registered Investment Companies	23,443,388	—	—	23,443,388
Preferred Stock	1,102,315	—	—	1,102,315
Rights	29,594	—	—	29,594
Short-Term Investment	18,796,544	—	—	18,796,544

Total Investments in Securities	$662,982,105	$—	$—	$662,982,105

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts* —Appreciation	$—	$449,405	$—	$449,405
Forward Foreign Currency Contracts* —Depreciation	—	(58,016)	—	(58,016)

Total Other Financial Instruments	$—	$391,389	$—	$391,389

* Forward currency contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the six-months ended April 30, 2013, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For the six-months ended April 30, 2013, there were no Level 3 securities.

Amounts designated as “—” are either $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS INCOME OPPORTUNITIES FUND
April 30, 2013
(unaudited)

Sector Weightings †:

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 70.8%
	Shares	Value
OPEN-END FUNDS — 70.8%
Allianz Convertibles Mutual Fund, Cl I	549,160	$17,144,785
Artio Global High Yield Fund, Cl I	3,205,770	32,762,969
Franklin Convertibles Securities Fund	1,035,285	16,844,088
PIMCO Emerging Local Bond Fund, Cl I	2,887,488	32,224,368

Total Registered Investment Companies (Cost $92,838,811)		98,976,210

COMMON STOCK — 26.7%
ENERGY — 25.9%
American Midstream Partners LP (A)	23,833	444,485
Boardwalk Pipeline Partners LP (A)	75,417	2,279,856
Buckeye Partners LP (A)	41,236	2,547,560
Compressco Partners LP (A)	16,224	384,509
Crosstex Energy LP (A)	79,286	1,434,284
Delek Logistics Partners LP (A)	2,852	86,130
Enbridge Energy Management LLC	95,691	2,842,980
Energy Transfer Equity LP (A)	14,582	855,672
Energy Transfer Partners LP (A)	64,468	3,209,862
Exterran Partners LP (A)	66,634	1,885,742
Global Partners LP (A)	47,500	1,695,750
Holly Energy Partners LP (A)	32,572	1,280,079
Inergy Midstream LP (A)	66,565	1,690,085
KNOT Offshore Partners * (A)	5,550	124,320
Lehigh Gas Partners LP (A)	224	5,365
Martin Midstream Partners LP (A)	46,771	1,941,932
NGL Energy Partners (A)	14,000	411,180
NuStar Energy LP (A)	49,561	2,482,015
Plains All American Pipeline LP (A).	12,642	725,904
PVR Partners LP (A)	23,262	581,550
Regency Energy Partners LP (A)	81,344	2,123,078
Southcross Energy Partners LP (A).	23,348	505,017

COMMON STOCK — continued
	Shares	Value
ENERGY (continued)
Summit Midstream Partners LP (A)	38,756	$1,058,814
Targa Resources Partners LP (A)	10,869	493,453
TC Pipelines LP (A)	25,876	1,216,172
Teekay LNG Partners LP (A)	48,927	2,039,767
Transmontaigne Partners LP (A)	19,458	932,038
USA Compression Partners LP (A)	47,696	1,025,464

		36,303,063

UTILITIES — 0.8%
AmeriGas Partners LP (A)	8,640	391,651
Ferrellgas Partners LP (A)	14,774	292,969
Suburban Propane Partners LP (A)	8,085	402,229

		1,086,849

Total Common Stock (Cost $32,907,380)		37,389,912

PREFERRED STOCK — 0.5%
UNITED STATES — 0.5%
Teekay Offshore Partners LP 7.250% (Cost $685,000)	27,400	688,425

SHORT-TERM INVESTMENT — 1.8%
SEI Daily Income Trust Government Fund, Cl A, 0.020% (B) (Cost $2,527,654)	2,527,654	2,527,654

Total Investments — 99.8% (Cost $128,958,845)		$139,582,201

Percentages are based on net assets of $139,898,533.

(A)	Securities considered Master Limited Partnerships. At April 30, 2013, these securities amounted to $34,546,932 or 24.7% of net assets.
(B)	The rate reported is the 7-day effective yield as of April 30, 2013.

Cl — Class

LLC —  Limited Liability Company

LP — Limited Partnership

As of April 30, 2013, all of the Funds investments were Level 1, in accordance with the ASC 820 hierarchy.

For the six-months ended April 30, 2013, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For the six-months ended April 30, 2013, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
April 30, 2013
(unaudited)

Sector Weightings †

	Long	Short	Net
Registered Investment Companies	73.4%	(2.2)%	71.2%
Short-Term Investment	3.1	0.0	3.1
Financials	4.3	(2.7)	1.6
Industrials	3.4	(1.9)	1.5
Health Care	3.6	(2.4)	1.2
Consumer Discretionary	4.5	(3.6)	0.9
Information Technology	3.3	(2.7)	0.6
Materials	1.5	(0.9)	0.6
Consumer Staples	1.2	(0.7)	0.5
Utilities	0.1	0.0	0.1
Purchased Options	0.0	0.0	0.0
Written Options	0.0	0.0	0.0
Energy	2.0	(2.2)	(0.2)
Telecommunication Services	0.2	(0.8)	(0.6)

Total			80.5

Other Assets and Liabilities, Net			19.5

			100.0%

† As a percentage of the Fund’s Net Assets.

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 73.4%
	Shares	Value
EXCHANGE TRADED FUND — 0.0%
iShares Silver Trust	3,700	$86,802

OPEN-END FUNDS — 73.4%
AQR Managed Futures Strategy Fund, Cl I	6,801,970	71,352,665
AQR Multi-Strategy Alternative Fund, Cl I	11,133,951	113,120,941
AQR Risk Parity Fund, Cl I	2,853,357	34,982,159
PIMCO All Asset All Authority Fund, Cl I	2,959,856	32,972,800

		252,428,565

Total Registered Investment Companies (Cost $241,402,049)		252,515,367

COMMON STOCK — 24.1%
ARGENTINA — 0.0%
Petrobras Argentina	20,600	101,352

AUSTRALIA — 0.1%
BHP Billiton (A)	4,740	318,623

BELGIUM — 0.0%
ThromboGenics *	480	23,446

COMMON STOCK — continued
	Shares	Value
BRAZIL — 0.2%
Banco do Brasil	19,610	$246,993
BR Malls Participacoes	13,840	163,251
Braskem	6,100	107,665
Cia de Bebidas das Americas	6,150	258,423

		776,332

CANADA — 0.4%
Augusta Resource *	23,607	59,077
Cameco	5,550	108,280
Capstone Mining *	23,850	48,294
Cott	20,596	225,526
Goldcorp (A)	7,010	207,356
Methanex (A)	3,250	137,735
QLT *	6,010	48,260
Silvercrest Mines *	9,624	21,112
Suncor Energy	8,990	280,039
Trioil Resources, Cl A *	12,810	32,551
Turquoise Hill Resources *	5,740	40,352
Yamana Gold	6,510	80,073

		1,288,655

CHINA — 0.0%
Jiangxi Copper, Cl H	50,780	98,417

FRANCE — 0.0%
Sanofi (A)	2,670	142,444

HONG KONG — 0.4%
AIA Group	47,914	212,707
Michael Kors Holdings * (A)	15,660	891,680
Paul Y Engineering Group	2,530,551	254,355

		1,358,742

INDIA — 0.1%
Dr Reddy’s Laboratories	750	28,410
Tata Motors	5,940	163,588

		191,998

IRELAND — 0.1%
Fly Leasing (A)	9,400	142,880
Prothena PLC *	79	653
Providence Resources *	4,770	45,309
Shire (A)	880	82,403

		271,245

JAPAN — 0.1%
Ono Pharmaceutical	2,050	135,005
Takeda Pharmaceutical	1,950	107,017

		242,022

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
April 30, 2013
(unaudited)

COMMON STOCK — continued
	Shares	Value
LUXEMBOURG — 0.1%
Magnachip Semiconductor * (A)	30,725	$492,829

MEXICO — 0.1%
Credito Real *	70,007	126,554
OHL Mexico *	43,662	135,132

		261,686

NETHERLANDS — 0.0%
NXP Semiconductor *	5,880	161,994

PHILIPPINES — 0.3%
Ayala	10,120	157,602
Melco Crown Philippines Resorts *	537,600	161,437
Metro Pacific Investments	2,938,450	434,771
Metropolitan Bank & Trust	55,280	167,210

		921,020

SWITZERLAND — 0.1%
Roche Holding (A)	5,820	455,172

UNITED KINGDOM — 0.3%
AstraZeneca	2,730	141,741
Countrywide *	35,005	253,252
Ophir Energy PLC *	60,199	380,493
Salamander Energy *	9,780	27,755
Tetragon Financial Group	11,280	123,516

		926,757

UNITED STATES — 21.8%
Consumer Discretionary — 4.3%
Abercrombie & Fitch, Cl A	4,120	204,187
ANN *	7,130	210,620
Apollo Group, Cl A * (A)	72,060	1,323,742
Belo, Cl A (A)	49,800	533,856
Big 5 Sporting Goods (A)	23,055	387,324
Carriage Services, Cl A	8,537	149,312
Coldwater Creek *	19,157	68,391
Comcast, Cl A (A)	11,850	489,405
Cooper Tire & Rubber (A)	5,150	128,184
Culp (A)	11,400	185,136
Dollar General * (A)	15,560	810,520
Dunkin’ Brands Group (A)	10,360	402,072
EW Scripps, Cl A * (A)	28,548	396,532
Fifth & Pacific *	14,510	299,196
Francesca’s Holdings *	8,530	243,617
G-III Apparel Group * (A)	12,814	521,017
GNC Holdings, Cl A	8,300	376,239

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Consumer Discretionary (continued)
Harley-Davidson	2,940	$160,671
Home Depot (A)	5,400	396,090
JC Penney	29,000	476,180
Journal Communications, Cl A *	32,494	221,284
Lamar Advertising, Cl A * (A)	10,490	491,142
Las Vegas Sands (A)	5,600	315,000
Lear	1,380	79,736
Lennar, Cl A	6,200	255,564
Libbey * (A)	9,500	184,015
M/I Homes	3,370	82,902
Movado Group (A)	14,580	440,899
O’Reilly Automotive *	970	104,100
Penn National Gaming *	5,000	292,750
Perry Ellis International (A)	3,200	56,224
PulteGroup *	3,830	80,392
Ruth’s Hospitality Group (A)	47,310	468,842
SHFL Entertainment *	12,060	190,548
Sinclair Broadcast Group, Cl A (A).	21,348	572,126
Skechers U.S.A., Cl A * (A)	3,600	74,808
Sonic * (A)	14,200	177,926
Standard Pacific *	24,390	220,730
Starbucks	2,630	160,009
Starwood Hotels & Resorts Worldwide (A)	6,440	415,509
Stewart Enterprises, Cl A	19,245	171,473
Taylor Morrison Home, Cl A *	11,690	301,368
Tenneco *	3,170	122,584
Unifi *	16,826	328,107
Urban Outfitters *	12,420	514,685
VF	680	121,190
Walt Disney (A)	8,680	545,451
Wynn Resorts	440	60,412

		14,812,067

Consumer Staples — 1.0%
Alliance One International *	90,132	337,995
B&G Foods	12,750	393,465
Crimson Wine Group *	5,020	45,230
Estee Lauder, Cl A	3,540	245,499
Hillshire Brands (A)	7,810	280,457
Inter Parfums (A)	17,300	501,181
JM Smucker	750	77,423
Medifast * (A)	9,094	238,263

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
April 30, 2013
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Consumer Staples (continued)
Mondelez International, Cl A	12,590	$395,955
Monster Beverage *	2,870	161,868
Nash Finch (A)	3,000	61,650
Pantry * (A)	24,644	360,049
Procter & Gamble (A)	2,830	217,259
Walgreen	1,370	67,829

		3,384,123

Energy — 1.8%
Alon USA Energy (A)	14,941	248,021
Anadarko Petroleum (A)	3,110	263,604
Cabot Oil & Gas, Cl A (A)	2,000	136,100
Cameron International *	2,200	135,410
Cobalt International Energy * (A) .	9,210	257,327
Concho Resources * (A)	9,270	798,425
Delek US Holdings	9,180	331,306
Energy XXI (A)	8,240	187,378
EOG Resources	1,810	219,300
EPL Oil & Gas * (A)	8,549	279,296
Green Plains Renewable Energy *	13,000	162,630
Gulfport Energy * (A)	2,900	151,351
Hess	1,660	119,819
Kinder Morgan Energy Partners	1,100	97,295
Lehigh Gas Partners LP (A) (B)	15,710	376,254
Marathon Oil (A)	4,650	151,915
Matrix Service * (A)	23,514	353,415
Occidental Petroleum	1,820	162,453
Oil States International *	560	50,042
Rosetta Resources * (A)	7,720	331,265
Schlumberger (A)	2,140	159,280
SemGroup, Cl A * (A)	3,470	179,920
Southwestern Energy *	10,470	391,787
Vaalco Energy *	27,953	187,844
Willbros Group *	36,821	349,800

		6,081,237

Financials — 3.7%
Affiliated Managers Group * (A)	2,740	426,563
Allstate (A)	3,190	157,139
Alterra Capital Holdings (A)	8,780	285,789
American Capital Mortgage Investment (A)	2,800	74,368
American Tower, Cl A	1,840	154,542
Arlington Asset Investment, Cl A .	12,160	329,415
AvalonBay Communities	2,700	359,208

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Financials (continued)
Bank of the Ozarks	5,200	$212,836
Banner (A)	10,800	352,836
Brandywine Realty Trust	10,680	159,452
Brown & Brown	7,690	238,313
CapLease	14,670	102,983
Cardinal Financial (A)	20,343	310,231
Chubb (A)	1,360	119,775
Citigroup (A)	8,970	418,540
CoBiz Financial (A)	8,300	71,048
Coresite Realty *	2,100	75,978
Donegal Group, Cl A	6,100	89,304
East West Bancorp	3,690	89,778
Education Realty Trust	14,860	163,311
eHealth *	4,600	96,324
Employers Holdings (A)	28,950	655,718
FelCor Lodging Trust * (A)	12,600	75,348
Forestar Group * (A)	25,047	539,512
Fortegra Financial * (A)	16,350	131,618
Franklin Resources	960	148,474
Hanmi Financial * (A)	9,595	148,051
Heritage Oaks Bancorp *	11,140	61,493
Hersha Hospitality Trust, Cl A	12,570	75,169
Home Loan Servicing Solutions (A)	3,200	72,480
IntercontinentalExchange *	1,160	188,999
Invesco	4,680	148,543
Investment Technology Group *	25,153	273,916
iStar Financial *	10,800	126,144
MetLife	5,270	205,477
MetroCorp Bancshares *	4,869	48,933
Mortgage Investment Trust (A)	8,088	209,237
Nelnet, Cl A	3,870	131,580
NorthStar Realty Finance (A)	55,800	556,326
Ocwen Financial * (A)	13,240	484,319
OmniAmerican Bancorp *	5,360	133,464
Parkway Properties (A)	29,200	532,316
Piper Jaffray * (A)	12,300	415,248
ProAssurance (A)	4,310	211,147
Raymond James Financial (A)	11,260	466,389
Realogy Holdings *	4,610	221,280
Resource Capital (A)	23,017	151,682
SCBT Financial	4,030	192,513
Signature Bank *	2,460	176,161
State Auto Financial (A)	5,200	90,376

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
April 30, 2013
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Financials (continued)
Susquehanna Bancshares	13,306	$155,281
Texas Capital Bancshares *	3,420	142,477
Tower Group International	27,470	519,732
United Community Banks * (A)	9,300	101,835
United Fire Group (A)	5,500	153,780
Washington Trust Bancorp	11,088	296,604
Wilshire Bancorp *	12,600	80,514

		12,609,869

Health Care — 3.3%
AbbVie (A)	5,700	262,485
ACADIA Pharmaceuticals * (A)	6,070	78,242
Addus HomeCare * (A)	26,765	316,898
Air Methods	7,820	286,134
Albany Molecular Research * (A).	33,917	404,630
Align Technology *	7,940	262,973
AMAG Pharmaceuticals *	5,045	111,242
AMN Healthcare Services *	5,900	81,007
Amsurg, Cl A * (A)	4,900	164,444
Analogic (A)	5,540	440,319
ArthroCare * (A)	7,580	262,647
Auxilium Pharmaceuticals *	1,720	25,679
Baxter International (A)	4,220	294,851
Biogen Idec *	1,200	262,716
BioMarin Pharmaceutical *	7,870	516,272
Bristol-Myers Squibb (A)	2,210	87,781
Cambrex * (A)	5,900	73,691
Cardinal Health (A)	3,670	162,287
Catamaran * (A)	4,170	240,734
Cepheid * (A)	6,710	255,852
Community Health Systems	9,250	421,522
Cooper Companies	2,520	278,208
Cubist Pharmaceuticals *	9,100	417,872
Cutera * (A)	14,424	160,251
Cynosure, Cl A * (A)	6,725	173,909
Emeritus *	940	24,158
Five Star Quality Care * (A)	31,000	146,630
Gentiva Health Services * (A)	31,700	332,533
Gilead Sciences *	5,540	280,546
HCA Holdings	2,340	93,343
Health Net *	1,430	42,042
Impax Laboratories *	4,630	80,979
InterMune	760	7,091
Invacare (A)	15,100	203,095

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Health Care (continued)
Lannett *	17,852	$207,262
LHC Group * (A)	5,677	123,304
McKesson (A)	1,310	138,624
Merck	3,160	148,520
Neurocrine Biosciences *	10,180	117,477
NPS Pharmaceuticals	9,510	127,719
NuVasive * (A)	21,200	444,564
Onyx Pharmaceuticals *	950	90,060
Patterson (A)	3,420	129,789
Pfizer (A)	4,040	117,443
PharMerica * (A)	15,034	193,788
Providence Service * (A)	17,757	310,925
Quest Diagnostics	2,870	161,667
Sarepta Therapeutics *	3,350	97,284
SurModics * (A)	6,829	180,627
Symmetry Medical * (A)	22,900	272,968
Synageva BioPharma *	830	42,903
Team Health Holdings * (A)	13,260	494,333
Teleflex (A)	4,480	350,022
Universal Health Services, Cl B	1,250	83,238
ViroPharma * (A)	6,620	180,395
XenoPort *	1,140	7,079

		11,273,054

Industrials — 3.1%
AAR (A)	15,500	276,830
Accuride *	29,863	153,496
Air Transport Services Group *	27,284	157,429
Albany International, Cl A	11,227	326,144
Altra Holdings (A)	8,600	229,190
American Railcar Industries (A)	2,600	92,846
AMETEK	3,970	161,619
Apogee Enterprises (A)	11,282	287,465
Belden (A)	3,120	154,190
CAI International * (A)	10,390	264,841
CIRCOR International (A)	2,400	113,592
Clean Harbors *	5,380	306,499
Columbus McKinnon * (A)	8,267	155,254
Cummins	1,400	148,946
Ducommun * (A)	11,084	271,447
DXP Enterprises *	3,333	222,911
Dycom Industries * (A)	7,037	135,955
Equifax	6,460	395,352
Federal Signal * (A)	61,790	479,490

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
April 30, 2013
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Industrials (continued)
Fortune Brands Home & Security	2,540	$92,431
G&K Services, Cl A	3,643	171,184
Gibraltar Industries *	17,200	321,640
Honeywell International	1,590	116,929
Huron Consulting Group * (A)	5,680	237,310
Insteel Industries	16,528	274,034
Iron Mountain (A)	13,610	515,275
Kforce (A)	5,700	86,184
Kirby * (A)	11,040	826,786
Korn * (A)	14,700	243,285
Lydall * (A)	4,600	65,964
Macquarie Infrastructure	2,090	121,805
Mueller Water Products, Cl A (A)	47,200	279,424
MYR Group * (A)	9,600	218,880
Old Dominion Freight Line * (A)	12,730	490,105
Republic Airways Holdings * (A)	53,120	594,413
Saia * (A)	7,048	288,404
SkyWest (A)	5,000	71,550
Standex International (A)	5,324	281,640
TAL International Group	3,400	140,760
TrueBlue *	8,136	168,578
Union Pacific (A)	1,920	284,083
United Rentals *	1,300	68,393
US Ecology (A)	4,500	122,400
Viad	4,800	125,040
Wabash National *	4,590	43,284
WESCO International *	2,170	155,567

		10,738,844

Information Technology — 3.2%
Advanced Energy Industries *	27,671	469,854
Apple	1,450	641,988
Aruba Networks *	8,950	201,286
Autodesk *	2,300	90,574
Aviat Networks * (A)	68,517	219,254
Benchmark Electronics *	7,200	128,448
Bottomline Technologies de *	6,480	169,776
Broadcom, Cl A	3,440	123,840
Cardtronics *	2,960	82,910
Cavium *	4,910	154,419
Checkpoint Systems * (A)	9,000	104,130
CIBER *	68,456	291,622
Cisco Systems (A)	9,560	199,995
Cognizant Technology Solutions, Cl A *	950	61,560

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Information Technology (continued)
Cray * (A)	3,600	$76,176
Digimarc	9,650	211,721
eBay * (A)	8,540	447,411
EMC *	5,000	112,150
Exar * (A)	12,200	131,516
Facebook, Cl A *	20,520	569,635
Google, Cl A *	510	420,531
iGATE *	19,146	319,547
Insight Enterprises * (A)	8,100	146,772
Jabil Circuit	8,170	145,426
Juniper Networks *	7,420	122,801
Kulicke & Soffa Industries * (A)	23,200	268,192
Lionbridge Technologies * (A)	16,700	57,114
Manhattan Associates *	3,480	244,331
Maxim Integrated Products	3,850	119,081
MAXIMUS (A)	4,960	395,262
Methode Electronics	12,211	175,594
NCI, Cl A * (A)	40,123	169,319
OSI Systems *	6,170	353,541
PC Connection (A)	26,496	409,098
QUALCOMM	1,610	99,208
Rosetta Stone *	20,446	346,151
Salesforce.com *	1,940	79,754
Sanmina * (A)	29,800	376,076
Seachange International * (A)	9,900	107,514
Skyworks Solutions *	7,100	156,697
StarTek *	50,987	353,340
SunPower, Cl A * (A)	22,700	308,493
Supertex	7,392	155,823
Take-Two Interactive Software *	6,870	104,836
Telenav *	10,800	56,592
TIBCO Software *	13,920	270,187
Trimble Navigation *	7,110	204,342
Tyler Technologies *	3,880	245,371
United Online	12,624	85,843
Visa, Cl A (A)	2,130	358,820

		11,143,921

Materials — 1.2%
A Schulman (A)	15,671	406,976
American Vanguard	8,210	236,776
Calgon Carbon *	9,301	158,489
CF Industries Holdings (A)	2,000	373,020
Commercial Metals	5,400	78,948

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
April 30, 2013
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Materials (continued)
Eastman Chemical (A)	3,240	$215,946
Haynes International	1,200	58,332
Koppers Holdings (A)	5,100	223,941
Landec * (A)	11,500	154,215
Monsanto (A)	1,490	159,162
OM Group *	20,384	498,796
OMNOVA Solutions * (A)	7,500	50,025
PetroLogistics LP (A)	40,090	551,238
Quaker Chemical (A)	2,100	129,612
Rentech Nitrogen Partners LP (A) .	4,440	161,838
Rockwood Holdings	5,830	378,309
Southern Copper	2,650	88,325
SunCoke Energy Partners LP	4,740	100,867
Tredegar	2,700	79,920
Westlake Chemical	1,400	116,396

		4,221,131

Telecommunication Services — 0.1%
SBA Communications, Cl A * (A)	3,390	267,776
Vonage Holdings *	56,925	173,621

		441,397

Utilities — 0.1%
Chesapeake Utilities (A)	6,577	350,949

		75,056,592

Total Common Stock (Cost $76,247,365)		83,089,326

SHORT-TERM INVESTMENT — 3.1%
SEI Daily Income Trust Government Fund, Cl A, 0.020% (C) (Cost $10,710,769)	10,710,769	10,710,769

Total Investments — 100.6% (Cost $328,360,183)		$346,315,462

SCHEDULE OF SECURITIES SOLD SHORT
COMMON STOCK — (17.9)%
AUSTRALIA — (0.1)%
Costamare	(30,900)	$(495,636)

BELGIUM — (0.1)%
Solvay	(2,130)	(312,208)

COMMON STOCK — continued
	Shares	Value
BRAZIL — (0.1)%
Banco Bradesco	(13,728)	$(227,748)

CANADA — (0.3)%
Barrick Gold	(7,840)	(154,527)
Encana	(12,190)	(224,905)
First Quantum Minerals	(5,821)	(101,634)
Home Capital Group, Cl B	(2,110)	(121,056)
Thomson Reuters	(9,150)	(306,434)
Tim Hortons	(3,260)	(176,627)
Ultra Petroleum *	(3,990)	(85,386)

		(1,170,569)

CHINA — (0.3)%
China Minsheng Banking, Cl H *	(343,247)	(440,993)
Guangshen Railway	(9,737)	(243,328)
Hollysys Automation Technologies *	(5,300)	(63,812)
Pactera Technology International *	(31,970)	(162,727)

		(910,860)

COLOMBIA — (0.1)%
Ecopetrol	(5,030)	(239,277)

FRANCE — (0.0)%
Remy Cointreau	(690)	(80,338)

GERMANY — (0.1)%
Commerzbank *	(9,556)	(128,554)
Fresenius Medical Care & KGaA	(1,670)	(57,214)
SGL Carbon	(1,400)	(47,808)

		(233,576)

HONG KONG — (0.0)%
Galaxy Entertainment Group *	(19,324)	(86,533)
SA International Holdings	(29,220)	(30,424)

		(116,957)

IRELAND — (0.1)%
Accenture PLC, Cl A	(3,920)	(319,245)

ISRAEL — (0.1)%
Allot Communications *	(33,900)	(383,748)

ITALY — (0.0)%
Luxottica Group	(1,910)	(98,900)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
April 30, 2013
(unaudited)

COMMON STOCK — continued
	Shares	Value
JAPAN — (0.1)%
Eisai	(1,790)	$(81,618)
Fast Retailing	(310)	(113,525)

		(195,143)

LUXEMBOURG — (0.1)%
Tenaris	(7,270)	(323,442)

MEXICO — (0.1)%
Desarrolladora Homex *	(18,245)	(89,036)
Grupo Financiero Banorte, Cl O	(27,760)	(209,189)

		(298,225)

SOUTH AFRICA — (0.0)%
AngloGold Ashanti	(3,290)	(64,155)

SWEDEN — (0.0)%
Hennes & Mauritz, Cl B	(3,420)	(121,000)

SWITZERLAND — (0.0)%
Novartis	(1,120)	(82,611)

UNITED KINGDOM — (0.1)%
Aon PLC	(2,170)	(130,959)
ARM Holdings PLC	(2,160)	(100,980)

		(231,939)

UNITED STATES — (16.2)%
Consumer Discretionary — (3.4)%
bebe stores	(77,332)	(437,699)
BJ’s Restaurants *	(10,047)	(344,612)
Black Diamond *	(11,900)	(116,620)
Buckle	(3,180)	(154,389)
CafePress *	(16,416)	(94,720)
CarMax *	(4,680)	(215,467)
CBS, Cl B	(1,260)	(57,683)
Darden Restaurants	(1,170)	(60,407)
Dillard’s, Cl A	(2,260)	(186,247)
DineEquity	(2,060)	(146,755)
Discovery Communications, Cl A *	(3,315)	(261,288)
Ethan Allen Interiors	(11,900)	(348,432)
Family Dollar Stores	(2,890)	(177,359)
Federal-Mogul *	(63,667)	(476,229)
Finish Line, Cl A	(27,400)	(531,286)
Gap	(4,830)	(183,492)
Genuine Parts	(5,660)	(432,028)
HSN	(1,510)	(79,396)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Consumer Discretionary (continued)
iRobot *	(12,804)	$(372,468)
K12 *	(12,668)	(322,654)
Lowe’s	(12,240)	(470,261)
M/I Homes	(5,900)	(145,140)
Macy’s	(4,090)	(182,414)
Matthews International, Cl A	(9,543)	(351,278)
Mattress Firm Holding *	(5,648)	(216,431)
McDonald’s	(3,350)	(342,169)
MDC Holdings	(5,650)	(212,440)
Netflix *	(1,785)	(385,685)
New York Times, Cl A *	(12,370)	(109,598)
Nutrisystem	(43,621)	(353,330)
NVR *	(160)	(164,800)
Omnicom Group	(7,110)	(424,965)
Overstock.com *	(19,763)	(411,070)
Pep Boys *	(6,200)	(71,920)
priceline.com *	(220)	(153,118)
rue21 inc *	(2,500)	(79,750)
Saks *	(4,100)	(47,355)
Select Comfort *	(11,338)	(240,592)
Staples	(15,490)	(205,088)
Strayer Education	(3,420)	(161,971)
Target	(7,100)	(500,976)
Tilly’s, Cl A *	(33,100)	(477,964)
Time Warner Cable	(1,045)	(98,115)
Under Armour, Cl A *	(6,460)	(368,737)
Universal Technical Institute	(4,900)	(58,163)
Vitacost.com *	(9,000)	(70,020)

		(11,302,581)

Consumer Staples — (0.7)%
Annie’s *	(11,866)	(448,416)
Archer-Daniels-Midland	(13,260)	(450,044)
Boston Beer Company, Cl A *	(587)	(99,391)
Chefs’ Warehouse *	(8,300)	(152,637)
Dole Food *	(12,399)	(133,413)
Flowers Foods	(3,070)	(101,126)
General Mills	(2,130)	(107,395)
Kimberly-Clark	(2,530)	(261,071)
Sysco	(8,400)	(292,824)
Wal-Mart Stores	(3,160)	(245,595)

		(2,291,912)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
April 30, 2013
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Energy — (1.9)%
Apache	(2,400)	$(177,312)
Approach Resources *	(13,897)	(329,637)
Bill Barrett *	(25,943)	(515,228)
Carrizo Oil & Gas *	(12,248)	(296,646)
Chesapeake Energy	(10,920)	(213,377)
Chevron	(1,560)	(190,336)
Clayton Williams Energy *	(1,200)	(46,320)
Comstock Resources *	(33,000)	(516,780)
ConocoPhillips	(8,930)	(539,818)
Continental Resources *	(3,750)	(299,700)
Exxon Mobil	(5,330)	(474,317)
Forest Oil *	(38,762)	(162,413)
Harvest Natural Resources *	(17,600)	(57,728)
Magnum Hunter Resources *	(80,533)	(219,050)
Matador Resources Company *	(31,357)	(309,494)
Nabors Industries	(7,990)	(118,172)
Newfield Exploration *	(5,890)	(128,343)
Northern Oil and Gas *	(2,730)	(35,190)
Oasis Petroleum *	(15,900)	(544,257)
QEP Resources	(4,860)	(139,531)
Rex Energy *	(17,300)	(278,011)
Sanchez Energy *	(8,600)	(155,746)
Swift Energy *	(14,258)	(184,498)
Triangle Petroleum *	(51,874)	(284,788)
Whiting Petroleum *	(2,800)	(124,600)
Williams Partners LP	(5,610)	(306,586)

		(6,647,878)

Financials — (2.2)%
American Express	(3,520)	(240,803)
Apartment Investment & Management, Cl A	(6,380)	(198,482)
Assurant	(6,600)	(313,764)
Astoria Financial	(45,800)	(439,222)
Charles Schwab	(17,280)	(293,069)
Cincinnati Financial	(6,480)	(316,937)
City Holding	(1,800)	(68,724)
City National	(2,920)	(167,112)
CME Group, Cl A	(2,330)	(141,804)
Comerica	(5,170)	(187,412)
DuPont Fabros Technology	(7,490)	(188,298)
Financial Engines	(15,000)	(545,550)
First Cash Financial Services *	(1,630)	(83,896)
FXCM, Cl A	(4,100)	(55,555)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Financials (continued)
Gladstone Commercial	(6,499)	$(124,391)
Green Dot, Cl A *	(5,280)	(82,949)
HFF, Cl A	(17,565)	(367,987)
Homeowners Choice	(3,300)	(87,582)
Janus Capital Group	(25,130)	(224,160)
Jones Lang LaSalle *	(2,970)	(294,089)
Legg Mason	(12,690)	(404,303)
MSCI, Cl A *	(3,860)	(131,626)
Nationstar Mortgage Holdings *	(6,000)	(220,620)
Northern Trust	(6,520)	(351,558)
Progressive	(17,550)	(443,839)
Prudential Financial	(2,880)	(174,010)
Public Storage REIT	(1,030)	(169,950)
Rouse Properties	(5,900)	(111,805)
Simplicity Bancorp	(22,695)	(340,425)
Stifel Financial *	(1,070)	(34,475)
T Rowe Price Group	(1,700)	(123,250)
TCF Financial	(9,190)	(133,715)
ViewPoint Financial Group	(23,900)	(445,018)
WisdomTree Investments *	(7,593)	(88,079)

		(7,594,459)

Health Care — (2.3)%
ABIOMED *	(5,100)	(94,197)
Accretive Health *	(35,118)	(370,144)
Accuray *	(11,300)	(49,720)
Achillion Pharmaceuticals *	(20,500)	(154,570)
Aegerion Pharmaceuticals *	(4,800)	(201,792)
Alere *	(1,230)	(31,586)
Alnylam Pharmaceuticals *	(1,080)	(25,866)
Amgen	(1,750)	(182,367)
AngioDynamics *	(6,800)	(68,884)
Arena Pharmaceuticals *	(16,590)	(136,702)
Boston Scientific *	(37,190)	(278,553)
Chemed	(430)	(35,096)
CR Bard	(940)	(93,398)
DENTSPLY International	(6,290)	(266,381)
DexCom *	(20,379)	(334,419)
Dynavax Technologies *	(40,000)	(94,000)
Eli Lilly	(5,700)	(315,666)
Endologix *	(9,200)	(138,184)
Exact Sciences *	(12,600)	(117,684)
Fluidigm *	(12,800)	(215,552)
Forest Laboratories *	(1,650)	(61,727)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
April 30, 2013
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Health Care (continued)
Greenway Medical Technologies *.	(9,390)	$(126,483)
Halozyme Therapeutics *	(17,900)	(108,116)
HeartWare International *	(2,721)	(264,481)
Henry Schein *	(310)	(28,024)
HMS Holdings *	(3,390)	(85,462)
Hospira *	(1,020)	(33,782)
Idenix Pharmaceuticals *	(17,100)	(63,270)
IDEXX Laboratories *	(560)	(49,258)
Infinity Pharmaceuticals *	(330)	(14,220)
Insulet *	(470)	(11,863)
InterMune	(18,800)	(175,404)
Isis Pharmaceuticals *	(2,400)	(53,736)
Johnson & Johnson	(990)	(84,378)
Kindred Healthcare *	(2,690)	(28,218)
LifePoint Hospitals *	(1,090)	(52,320)
MAKO Surgical *	(28,967)	(306,761)
Medivation *	(760)	(40,060)
Medtronic	(4,470)	(208,660)
Mettler-Toledo International *	(190)	(39,702)
Neogen *	(1,150)	(58,455)
Neurocrine Biosciences *	(11,000)	(126,940)
NPS Pharmaceuticals	(10,600)	(142,358)
NxStage Medical *	(27,600)	(308,292)
OraSure Technologies *	(69,700)	(310,862)
Orexigen Therapeutics *	(11,200)	(68,096)
Pacira Pharmaceuticals *	(6,600)	(190,542)
Pernix Therapeutics Holdings *	(35,875)	(137,042)
Perrigo	(1,950)	(232,850)
Protalix BioTherapeutics *	(10,800)	(61,236)
Select Medical Holdings	(2,940)	(24,255)
St. Jude Medical	(1,390)	(57,296)
Staar Surgical *	(37,592)	(262,392)
Stryker	(2,470)	(161,983)
Threshold Pharmaceuticals *	(16,600)	(80,012)
Trius Therapeutics *	(10,600)	(73,882)
UnitedHealth Group	(5,330)	(319,427)
Vocera Communications *	(16,764)	(331,927)

		(7,988,533)

Industrials — (1.8)%
3M	(1,140)	(119,369)
Aerovironment *	(10,300)	(199,408)
Ameresco, Cl A *	(10,688)	(78,771)
Cintas	(2,800)	(125,636)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Industrials (continued)
Con-way	(7,700)	$(260,260)
CPI Aerostructures *	(37,610)	(346,388)
CSX	(4,100)	(100,819)
Douglas Dynamics	(4,700)	(65,753)
Dover	(5,710)	(393,876)
Emerson Electric	(5,530)	(306,970)
Fastenal	(4,940)	(242,307)
FedEx	(760)	(71,448)
GenCorp *	(37,500)	(490,125)
General Dynamics	(1,370)	(101,325)
Global Power Equipment Group	(4,000)	(66,000)
Gorman-Rupp	(4,800)	(135,600)
GrafTech International *	(67,600)	(485,368)
Heritage-Crystal Clean *	(16,004)	(248,862)
IHS, Cl A *	(2,660)	(259,164)
InnerWorkings *	(20,000)	(201,400)
JB Hunt Transport Services	(2,510)	(178,386)
Kansas City Southern	(1,690)	(184,328)
Kennametal	(1,990)	(79,580)
Knight Transportation	(15,910)	(248,514)
McGrath RentCorp	(13,435)	(417,291)
Rand Logistics *	(26,499)	(154,224)
Southwest Airlines	(8,500)	(116,450)
Thermon Group Holdings *	(12,200)	(239,120)
Titan Machinery *	(4,226)	(95,339)
United Parcel Service, Cl B	(1,910)	(163,954)
Werner Enterprises	(3,270)	(75,079)

		(6,251,114)

Information Technology — (2.5)%
Advanced Energy Industries *	(3,140)	(53,317)
Avnet *	(4,390)	(143,773)
Aware	(63,311)	(305,792)
Bazaarvoice *	(49,534)	(359,121)
Blackhawk Network Holdings, Cl A *	(3,230)	(77,326)
Brightcove *	(28,427)	(171,131)
BroadSoft *	(16,400)	(419,184)
Cabot Microelectronics *	(6,478)	(217,078)
Callidus Software *	(32,545)	(139,618)
Ceva *	(12,100)	(184,646)
Constant Contact *	(26,700)	(390,087)
CoStar Group *	(2,820)	(305,716)
CUI Global *	(31,170)	(183,591)
Dice Holdings *	(17,000)	(143,480)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
April 30, 2013
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Information Technology (continued)
Entropic Communications *	(12,000)	$(50,880)
Fiserv *	(3,450)	(314,330)
Guidance Software *	(16,951)	(178,324)
Hewlett-Packard *	(2,320)	(47,792)
Imperva *	(7,000)	(272,860)
International Business Machines .	(400)	(81,016)
Jive Software *	(28,267)	(384,149)
Liquidity Services *	(8,472)	(278,729)
LivePerson *	(11,788)	(151,122)
LogMein *	(21,800)	(492,244)
Mercury Systems *	(19,430)	(150,194)
Mesa Laboratories	(1,903)	(93,932)
Monolithic Power Systems	(13,300)	(320,796)
NetApp *	(2,100)	(73,269)
NVIDIA	(12,160)	(167,443)
OpenTable *	(940)	(52,067)
Power Integrations	(3,620)	(149,904)
Procera Networks *	(30,073)	(333,510)
Proofpoint *	(9,509)	(174,205)
RealNetworks *	(9,100)	(70,070)
Responsys *	(9,700)	(75,369)
Rubicon Technology *	(36,349)	(269,346)
Stamps.com *	(7,400)	(250,416)
STEC *	(7,900)	(28,677)
Tangoe *	(4,900)	(63,014)
Tech Data *	(1,610)	(75,235)
Tessera Technologies	(10,404)	(211,930)
Texas Instruments	(11,060)	(400,483)
Universal Display *	(2,327)	(73,161)
Volterra Semiconductor *	(6,900)	(89,769)
Websense *	(4,400)	(78,496)
Xoom *	(5,660)	(104,484)
Yelp, Cl A *	(1,550)	(40,346)

		(8,691,422)

Materials — (0.7)%
Air Products & Chemicals	(1,360)	(118,266)
Airgas	(1,230)	(118,879)
AK Steel Holding	(95,025)	(318,334)
Alcoa	(7,080)	(60,180)
Allegheny Technologies	(3,400)	(91,732)
Aptargroup	(1,970)	(110,517)
Compass Minerals International	(3,340)	(289,044)
EI du Pont de Nemours	(6,970)	(379,935)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Materials (continued)
Globe Specialty Metals	(5,230)	$(68,304)
Horsehead Holding *	(14,200)	(151,940)
Materion	(4,000)	(105,960)
Mosaic	(2,180)	(134,266)
Newmont Mining	(2,020)	(65,448)
Noranda Aluminum Holding	(62,400)	(237,744)
Schnitzer Steel Industries, Cl A	(2,980)	(73,099)
Steel Dynamics	(6,660)	(100,166)

		(2,423,814)

Telecommunication Services — (0.7)%
AT&T	(3,770)	(141,224)
Boingo Wireless *	(58,849)	(366,629)
Cincinnati Bell *	(65,871)	(231,866)
Consolidated Communications Holdings	(29,000)	(534,470)
Iridium Communications *	(74,500)	(499,895)
Leap Wireless International *	(23,800)	(136,136)
NII Holdings *	(50,044)	(435,383)
NTELOS Holdings	(12,000)	(176,640)

		(2,522,243)

Utilities — 0.0%
National Fuel Gas	(1,970)	(123,558)

		(55,837,514)

Total Common Stock (Proceeds $59,522,177)		(61,743,091)

REGISTERED INVESTMENT COMPANIES — (2.2)%
EXCHANGE TRADED FUNDS — (2.1)%
Euro Currency Trust	(1,870)	(244,091)
Health Care Select Sector SPDR Fund	(10,710)	(506,904)
iShares NASDAQ BioTech Index Fund	(1,410)	(242,887)
iShares Russell 2000 Growth Index Fund	(4,610)	(493,270)
iShares Russell 2000 Index Fund	(2,620)	(246,647)
Market Vectors Agribusiness Fund	(3,830)	(207,816)
Market Vectors Biotech Fund	(3,680)	(256,901)
Market Vectors Oil Services Fund	(7,600)	(325,052)
Market Vectors Pharmaceutical Fund	(1,750)	(81,060)
Materials Select Sector SPDR Trust	(2,030)	(80,287)
Powershares QQQ Trust Series 1	(5,480)	(387,600)
SPDR S&P 500 Trust	(8,640)	(1,379,635)
SPDR S&P Retail Fund	(2,830)	(207,920)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
April 30, 2013
(unaudited)

REGISTERED INVESTMENT COMPANIES — (continued)
	Shares/ Contracts	Value
EXCHANGE TRADED FUNDS (continued)
Vanguard Growth Fund	(6,530)	$(514,303)
Vanguard S&P 500 Fund	(7,050)	(515,637)
Vanguard Small Cap Fund	(8,320)	(760,614)
Vanguard Small Cap Growth Fund	(7,580)	(754,437)

		(7,205,061)

EXCHANGE TRADED NOTE — (0.1)%
VelocityShares Daily Inverse VIX *	(10,930)	(250,188)

Total Registered Investment Companies (Proceeds $7,085,092)		(7,455,249)

Securities Sold Short — (20.1)% (Proceeds $66,607,269)		$(69,198,340)

PURCHASED OPTIONS * — 0.0%
Baxter International, Expires 5/18/2013, Strike Price $72.5	5	$575
Cliffs Natual Resources, Expires 7/20/2013, Strike Price $24	51	5,355
Market Vectors Gold, Expires 6/22/2013, Strike Price $42.5	129	387
Market Vectors Oil, Expires 5/18/2013, Strike Price $39	215	2,150
Methanex, Expires 5/18/2013, Strike Price $40	29	725
Quest Diagnostics, Expires 5/18/2013, Strike Price $60	11	110
Sector SPDR, Expires 9/21/2013, Strike Price $38	82	4,428
SPDR Gold Trust, Expires 5/18/2013, Strike Price $158	102	612
Ultra Petroleum, Expires 6/22/2013, Strike Price $20	309	21,630

Total Purchased Options — 0.0% (Cost $118,510)		$35,972

WRITTEN OPTIONS * — 0.0%
Ultra Petroleum, Expires 6/22/2013, Strike Price $17 (Proceeds $2,597)	(53)	$(1,325)

Percentages are based on net assets of $344,175,462.

*	Non-income producing security.
(A)	All or a portion of this security has been committed as collateral for open short positions.
(B)	Securities considered Master Limited Partnerships. At April 30, 2013, the Fund had investments in securities valued at $ 473,549 and investments in securities sold short valued at $(306,586), representing 0.14% and (0.09%) of Net Assets, respectively.
(C)	The rate reported is the 7-day effective yield as of April 30, 2013.

ADR — American Depositary Receipt

Cl — Class

LP — Limited Partnership

PLC — Public Limited Company

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depositary Receipts

The following is a list of the inputs used as of April 30, 2013, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Registered Investment Companies	$252,515,366	$—	$—	$252,515,366
Common Stock	83,089,327	—	—	83,089,327
Short-Term Investment	10,710,769	—	—	10,710,769

Total Investments in Securities	$346,315,462	$—	$—	$346,315,462

Liabilities	Level 1	Level 2	Level 3	Total
Common Stock	$(61,743,091)	$—	$—	$(61,743,091)
Registered Investment Companies	(7,455,249)	—	—	(7,455,249)

Total Securities Sold Short	$(69,198,340)	$—	$—	$(69,198,340)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$35,972	$—	$—	$35,972
Written Options	(1,325)	—	—	(1,325)

Total Other Financial Instruments	$34,647	$—	$—	$34,647

For the six-months ended April 30, 2013, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For the six-months ended April 30, 2013, there were no Level 3 securities.

For the six-months ended April 30, 2013, the total amount of all open purchased options and written options, as presented in the above Schedule of Investments, are representative of the volume of activity for this derivative type during the period.

Amounts designated as “—” are either $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS REAL ASSETS FUND
April 30, 2013
(unaudited)

Sector Weightings †:

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 34.9%
	Shares	Value
ENERGY — 32.7%
Access Midstream Partners LP (A)	34,800	$1,436,196
Alliance Holdings LP	8,073	501,818
Atlas Pipeline Partners	10,000	363,400
Capital Product Partners LP	40,000	356,000
Crosstex Energy LP (A)	19,700	356,373
DCP Midstream Partners LP	34,100	1,674,992
Enbridge	19,631	934,435
Enbridge Energy Management LLC	55,624	1,652,589
Energy Transfer Partners LP (A)	36,300	1,807,377
Enterprise Products Partners LP (A)	56,000	3,396,400
Exterran Partners LP (A)	10,000	283,000
Golar LNG Partners LP	28,070	917,047
Inergy LP	68,400	1,504,116
Kinder Morgan	78,000	3,049,800
Kinder Morgan Management LLC *	47,035	4,151,743
KNOT Offshore Partners * (A)	30,000	672,000
Magellan Midstream Partners (A)	2,100	111,363
MarkWest Energy Partners LP	52,500	3,318,000
NuStar GP Holdings	12,600	383,670
ONEOK Partners LP	37,000	2,001,700
Plains All American Pipeline LP (A)	50,000	2,871,000
PVR Partners LP (A)	34,600	865,000
Regency Energy Partners LP (A)	50,000	1,305,000
Seadrill	9,000	346,410
Spectra Energy	28,930	912,163
Targa Resources Partners LP (A)	10,000	454,000
Teekay Offshore Partners	10,000	303,800
Western Gas Partners LP (A)	35,000	2,116,100

COMMON STOCK — continued
	Shares/ Face Amount	Value
ENERGY (continued)
Williams Companies	69,800	$2,661,474
Williams Partners LP	54,900	3,000,285

		43,707,251

UTILITIES — 2.2%
CenterPoint Energy	8,500	209,780
ONEOK	53,800	2,763,168

		2,972,948

Total Common Stock (Cost $41,191,773)		46,680,199

U.S. TREASURY OBLIGATIONS — 30.6%
U.S. Treasury Bonds
3.125%, 02/15/42	$15,000	15,759
3.125%, 02/15/43	145,000	151,910
2.750%, 08/15/42	165,000	160,231
2.750%, 11/15/42	145,000	140,650

		468,550

U.S. Treasury Inflation Protected Securities
3.875%, 04/15/29	1,256,911	2,073,708
3.625%, 04/15/28	990,447	1,568,466
3.375%, 04/15/32	137,338	224,998
2.500%, 07/15/16	1,057,641	1,204,636
2.500%, 01/15/29	838,046	1,189,895
2.375%, 01/15/25	2,026,097	2,725,575
2.375%, 01/15/27	782,850	1,079,783
2.125%, 01/15/19	183,830	222,060
2.125%, 02/15/40	553,187	804,671
2.125%, 02/15/41	816,323	1,194,319
2.000%, 01/15/14	1,752,804	1,787,450
2.000%, 07/15/14	794,427	828,501
2.000%, 01/15/16	210,553	231,066
2.000%, 01/15/26	462,047	606,581
1.875%, 07/15/15	835,520	902,949
1.875%, 07/15/19	59,804	72,573
1.750%, 01/15/28	1,174,703	1,517,386
1.625%, 01/15/15	328,288	344,882
1.625%, 01/15/18	77,575	89,338
1.375%, 01/15/20	177,147	209,504
1.250%, 04/15/14	1,217,692	1,242,046
1.250%, 07/15/20	180,977	214,924
1.125%, 01/15/21	339,622	399,003
0.750%, 02/15/42	1,289,462	1,399,067

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS REAL ASSETS FUND
April 30, 2013
(unaudited)

U.S. TREASURY OBLIGATIONS — continued
	Face Amount/ Shares	Value
U.S. Treasury Inflation Protected Securities (continued)
0.625%, 07/15/21	$15,451	$17,646
0.625%, 02/15/43	631,131	659,680
0.500%, 04/15/15	2,319,386	2,402,376
0.125%, 04/15/16	6,126,793	6,418,294
0.125%, 04/15/17	735,962	783,570
0.125%, 04/15/18	1,566,786	1,688,947
0.125%, 01/15/22	1,543,769	1,679,813
0.125%, 07/15/22	706,706	770,751
0.125%, 01/15/23	3,225,665	3,479,937

		40,034,395

U.S. Treasury Notes 2.000%, 02/15/23	330,000	339,642

Total U.S. Treasury Obligations (Cost $40,591,632) .		40,842,587

REGISTERED INVESTMENT COMPANY — 30.1%
OPEN-END FUND — 30.1%
PIMCO Commodity Real Return Strategy Fund, Cl Institutional (Cost $44,042,259)	6,285,068	40,287,286

CORPORATE OBLIGATIONS — 0.6%
ENERGY — 0.6%
Aurora USA Oil & Gas 7.500%, 04/01/20 (B)	200,000	208,000
CVR Refining LLC 6.500%, 11/01/22 (B)	250,000	257,500
QEP Resources 5.250%, 05/01/23	250,000	265,625

Total Corporate Obligations (Cost $700,000)		731,125

SOVEREIGN DEBT — 0.5%
Buoni Poliennali Del Tesoro Index Linked Bond
2.150%, 09/15/14	72,166	97,956
2.100%, 09/15/16	422,012	575,054

Total Sovereign Debt (Cost $647,746)		673,010

RIGHTS — 0.0%
	Number of Rights/ Shares/Contracts	Value
Kinder Morgan Escrow * (Cost $0)	9,185	$—

SHORT-TERM INVESTMENT — 2.6%
SEI Daily Income Trust Government Fund, Cl A, 0.020% (C) (Cost $3,463,570)	3,463,570	3,463,570

Total Investments— 99.3% (Cost $130,636,980)		$132,677,777

PURCHASED OPTIONS/SWAPTIONS * — 0.0%
Goldman Sachs 3- Month LIBOR, Expires 2/20/2016, Strike Price $3.25% .	700,000	$23,123
Goldman Sachs 3- Month LIBOR, Expires 2/20/2016, Strike Price $3.25% .	700,000	23,088
U.S. Long Bond, Expires 8/17/2013, Strike Price $145	6	9,938

Total Purchased Options/Swaptions — 0.0% (Cost $72,675)		$56,149

WRITTEN OPTIONS/SWAPTIONS * — 0.0%
Euro Currency, Expires 7/20/2013, Strike Price $1.32	(485,000)	$(8,756)
Goldman Sachs 3-Month LIBOR, Expires 10/18/2014, Strike Price $2.00%	(1,200,000)	(9,228)
Goldman Sachs 3-Month LIBOR, Expires 10/18/2014, Strike Price $1.00%	(1,200,000)	(6,182)
U.S. Long Bond, Expires 8/17/2013, Strike Price $141	(6)	(4,312)

Total Written Options/Swaptions — 0.0% (Proceeds $24,009)		$(28,478)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS REAL ASSETS FUND
April 30, 2013
(unaudited)

The open futures contracts held by the Fund at April 30, 2013, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Long Gilt 10-Year Bond	(4)	Jun-2013	$(17,568)
U.S. 10-Year Treasury Note	22	Jun-2013	22,254
U.S. 2-Year Treasury Note	(6)	Jun-2013	(1,228)
U.S. 5-Year Treasury Note	14	Jun-2013	11,437
U.S. Long Treasury Bond	(8)	Jun-2013	(38,323)
U.S. Ultra Long Treasury Bond	(8)	Jul-2013	(40,184)

			$(63,612)

For the six-months ended April 30, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the outstanding forward foreign currency contracts held by the Fund at April 30, 2013, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
5/13/13	CHF	191,000	EUR	155,250	$(972)
5/21/13	AUD	300,000	NOK	1,815,710	4,126
7/17/13	JPY	22,412,000	USD	225,128	(4,875)
7/23/13	EUR	814,000	USD	1,062,572	(10,056)

					$(11,777)

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at April 30, 2013, is as follows:

Counterparty	Currency to Deliver	Currency to Receive	Unrealized Appreciation (Depreciation) ($ Thousands)
Credit Suisse	$1,818,562	$1,806,785	$(11,777)

For the six-months ended April 30, 2013, the total amount of all open forward foreign currency contracts, as presented in the tables above, are representative of the volume of activity for this derivative type during the period.

A list of outstanding swap agreements held by the Fund at April 30, 2013, is as follows:

Interest Rate Swaps

Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount	Net Unrealized Appreciation
Goldman Sachs	3M LIBOR	2.89%	01/14/43	400,000	$11,981
Goldman Sachs	3M LIBOR	2.06%	02/04/23	300,000	8,157
Goldman Sachs	3M LIBOR	2.01%	02/05/23	300,000	6,675

					$26,813

For the six-months April 30, 2013 ended , the total amount of all open interest rate swaps, as presented in the table above, is representative of the volume of activity for this derivative type during the period.

Percentages are based on net assets of $133,680,162.

*	Non-income producing security.
(A)	Securities considered Master Limited Partnerships. At April 30, 2013, these securities amounted to $15,673,809 or 11.7% of Net Assets.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(C)	The rate reported is the 7-day effective yield as of April 30, 2013.

AUD — Australian Dollar

CHF — Swiss Franc

Cl — Class

EUR — Euro

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

LP — Limited Partnership

NOK — Norwegian Krone

USD — United States Dollar

The following is a list of the inputs used as of April 30, 2013, in valuing the Fund’s investments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$46,680,199	$—	$—	$46,680,199
U.S. Treasury Obligations	—	40,842,587	—	40,842,587
Registered Investment Companies	40,287,286	—	—	40,287,286
Corporate Obligations	—	731,125	—	731,125
Sovereign Debt	—	673,010	—	673,010
Rights	—	—	—	—
Short-Term Investment	3,463,570	—	—	3,463,570

Total Investments in Securities	$90,431,055	$42,246,722	$—	$132,677,777

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$9,938	$—	$—	$9,938
Purchased Swaptions	46,211	—	—	46,211
Written Options	(4,312)	—	—	(4,312)
Written Swaptions	(24,166)	—	—	(24,166)
Futures Contracts*	(63,612)	—	—	(63,612)
Forward Foreign Currency Contracts*—Appreciation	—	4,126	—	4,126
Forward Foreign Currency
Contracts*—Depreciation	—	(15,903)	—	(15,903)
Swap Contracts*	—	26,813	—	26,813

Total Other Financial Instruments	$(35,941)	$15,036	$—	$(20,905)

* Futures, forward currency and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the six-months ended April 30, 2013, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For the six-months ended April 30, 2013, there were no Level 3 securities.

For the six-months ended April 30, 2013, the total amount of all open purchased and written options, as presented in the above Schedule of Investments, are representative of the volume of activity for this derivative type during the period.

Amounts designated as “—” are either $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2013

STATEMENTS OF ASSETS AND LIABILITIES (unaudited)

	Global Public Equity Fund	Income Opportunities Fund	Public Alternatives Fund	Real Assets Fund
Assets:
Investments, at Value †	$662,982,105	$139,582,201	$346,315,462	$132,677,777
Foreign Currency, at Value ††	1,217,787	—	73,293	—
Receivable from Prime Broker	—	—	67,994,121	—
Receivable for Investment Securities Sold	4,709,852	—	6,074,460	1,290,921
Dividends and Interest Receivable	928,764	192,442	67,557	262,797
Receivable for Capital Shares Sold	918,661	233,458	237,605	160,664
Unrealized Appreciation on Forward Foreign Currency Contracts	449,405	—	—	4,126
Reclaims Receivable	268,730	—	—	—
Deferred Offering Costs — Note 2	11,032	11,032	11,032	11,032
Unrealized Appreciation on Spot Foreign Currency Contracts	9,142	—	—	568
Prepaid Expenses	5,355	2,889	4,010	2,896
Purchased Option/Swaption Contracts, at Value †††	—	—	35,972	56,149
Variation Margin Receivable	—	—	—	5,558
Swap Contracts, at value	—	—	—	26,813

Total Assets	671,500,833	140,022,022	420,813,512	134,499,301

Liabilities:
Securities Sold Short, at Value ††††††	—	—	69,198,340	—
Payable for Investment Securities Purchased	5,507,703	26,000	6,530,628	643,450
Investment Advisory Fees Payable — Note 6	368,374	23,670	117,546	57,094
Management Fees Payable — Note 6	5,327	1,132	2,798	1,083
Accrued Foreign Capital Gains Tax	179,334	—	—	—
Unrealized Depreciation on Forward Foreign Currency Contracts	58,016	—	—	15,903
Shareholder Servicing Fees Payable	56,290	11,956	29,556	11,481
Payable due to Administrator	37,851	8,041	19,882	7,699
Unrealized Depreciation on Spot Foreign Currency Contracts	19,214	—	5	—
Payable due to Trustees	13,016	2,750	6,730	2,664
Chief Compliance Officer Fees Payable	12,405	2,635	6,511	2,543
Payable for Capital Shares Redeemed	11,898	—	—	—
Written Option/Swaption Contracts, at Value †††††	—	—	1,325	28,478
Variation Margin Payable	—	—	—	2,172
Stock Loan Fees Payable	—	—	85,499	—
Dividends Payable on Securities Sold Short	—	—	29,364	—
Foreign Currency Overdraft	—	—	—	722
Payable due to Custodian	—	—	570,329	—
Other Accrued Expenses	94,502	47,305	39,537	45,850

Total Liabilities	6,363,930	123,489	76,638,050	819,139

Net Assets	$665,136,903	$139,898,533	$344,175,462	$133,680,162

† Cost of Investments	$585,900,026	$128,958,845	$328,360,183	$130,636,980
†† Cost of Foreign Currency	1,209,947	—	73,249	—
††† Cost of Purchased Option/Swaption Contracts	—	—	118,510	72,675
††††† Proceeds from Written Option/Swaption Contracts	—	—	2,597	24,009
†††††† Proceeds from Securities Sold Short	—	—	66,607,269	—

NET ASSETS CONSIST OF:
Paid-in Capital	$577,587,512	$127,831,250	$332,176,762	$129,919,845
Undistributed (Distributions in Excess of) Net Investment Income	1,798,617	471,004	(4,258)	192,607
Accumulated Net Realized Gain (Loss) on Investments, Purchased Options/Swaptions, Written Options/Swaptions, Securities Sold Short, Futures and Foreign Currency Transactions	8,448,755	972,923	(3,279,928)	1,582,792
Accumulated Foreign Capital Gains Tax on Appreciated Securities	(179,334)	—	—	—
Net Unrealized Appreciation on Investments, Purchased Options/Swaptions, Written Options/Swaptions and Securities Sold Short	77,082,079	10,623,356	15,282,942	2,019,802
Net Unrealized Depreciation on Futures Contracts	—	—	—	(63,612)
Net Unrealized Appreciation on Swap Contracts	—	—	—	26,813
Net Unrealized Appreciation (Depreciation) on Forward Foreign Currency Contracts and Foreign Currency Translations	399,274	—	(56)	1,915

Net Assets	$665,136,903	$139,898,533	$344,175,462	$133,680,162

Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	57,543,744	12,761,875	33,198,128	12,994,816

Net Asset Value, Offering and Redemption Price Per Share	$11 .56	$10 .96	$10 .37	$10 .29

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
For the six-months ended April 30, 2013

STATEMENTS OF OPERATIONS (unaudited)

	Global Public Equity Fund	Income Opportunities Fund	Public Alternatives Fund	Real Assets Fund
Investment Income
Dividends	$7,053,379	$1,079,954	$823,741	$868,643
Income Distributions from Registered Investment Companies	356,502	2,790,206	3,971,422	604,789
Interest	—	—	291,371	171,405
Less: Foreign Taxes Withheld	(264,029)	—	(6,144)	(777)

Total Investment Income	7,145,852	3,870,160	5,080,390	1,644,060

Expenses
Investment Advisory Fees — Note 6	2,108,622	127,084	702,026	319,823
Administration Fees — Note 5	219,475	46,947	118,175	45,759
Shareholder Servicing Fees — Note 5	152,363	32,584	81,993	31,750
Management Fees — Note 6	30,474	6,517	16,399	6,350
Trustees’ Fees	23,406	5,011	12,654	4,900
Chief Compliance Officer Fees	16,998	3,625	9,150	3,547
Custodian Fees	144,737	3,452	9,003	883
Registration Fees	49,500	11,583	28,083	11,652
Audit Fees	34,636	20,548	20,232	20,366
Legal Fees	31,027	6,633	16,628	6,481
Transfer Agent Fees	30,736	16,828	22,460	17,792
Deferred Offering Costs	15,160	15,160	15,160	15,160
Printing Fees	12,849	2,688	7,045	2,616
Dividend Expense on Securities Sold Short — Note 2	—	—	390,215	—
Stock Loan Fees — Note 2	—	—	498,322	—
Insurance and Other Expenses	20,158	3,511	10,153	4,055

Total Expenses	2,890,141	302,171	1,957,698	491,134

Less:
Commission Recapture — Note 5	(28,184)	(8,132)	—	—

Net Expenses	2,861,957	294,039	1,957,698	491,134

Net Investment Income	4,283,895	3,576,121	3,122,692	1,152,926

Net Realized Gain (Loss) on:
Investments	9,095,255	888,527	5,110,996	1,359,907
Securities Sold Short	—	—	(7,432,192)	—
Futures Contracts	—	—	—	53,021
Swap Contracts	—	—	—	1,785
Purchased Option/Swaption Contracts	—	—	(69,759)	(23,841)
Written Option/Swaption Contracts	—	—	5,028	29,410
Foreign Currency Transactions	(354,705)	—	(3,933)	62,753

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	68,222,958	9,801,420	18,404,193	1,786,426
Securities Sold Short	—	—	(3,052,623)	—
Futures Contracts	—	—	—	(58,475)
Swap Contracts	—	—	—	26,813
Purchased Option/Swaption Contracts	—	—	(72,040)	(7,915)
Written Option/Swaption Contracts	—	—	1,272	(6,844)
Foreign Currency Transactions	450,411	—	25	626
Change in Accrued Foreign Capital Gains Tax on Appreciated Securities	(102,862)	—	—	—

Net Realized and Unrealized Gain	77,311,057	10,689,947	12,890,967	3,223,666

Net Increase in Net Assets Resulting from Operations	$81,594,952	$14,266,068	$16,013,659	$4,376,592

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Global Public Equity Fund		Income Opportunities Fund
	Six-Months ended April 30, 2013 (unaudited)	Period ended October 31, 2012*	Six-Months ended April 30, 2013 (unaudited)	Period ended October 31, 2012*
Operations:
Net Investment Income	$4,283,895	$513,292	$3,576,121	$686,875
Net Realized Gain on Investments and Foreign Currency Transactions	8,740,550	1,745,809	888,527	3,077
Net Change in Unrealized Appreciation on Investments and Foreign Currency Transactions	68,570,507	8,731,512	9,801,420	821,936

Net Increase in Net Assets Resulting from Operations	81,594,952	10,990,613	14,266,068	1,511,888

Dividends and Distributions from:
Net Investment Income	(2,817,362)	—	(3,510,366)	(200,459)
Net Realized Gains	(2,222,636)	—	(3,672)	—

Total Dividends and Distributions	(5,039,998)	—	(3,514,038)	(200,459)

Capital Share Transactions:
Issued	61,242,800	542,088,100	12,087,113	121,209,856
Reinvestment of Dividends	5,039,998	—	3,514,038	200,459
Redeemed	(28,826,570)	(1,952,992)	(8,390,896)	(785,496)

Net Increase in Net Assets from Capital Share Transactions	37,456,228	540,135,108	7,210,255	120,624,819

Total Increase in Net Assets	114,011,182	551,125,721	17,962,285	121,936,248

Net Assets:
Beginning of Period	551,125,721	—	121,936,248	—

End of Period	$665,136,903	$551,125,721	$139,898,533	$121,936,248

Undistributed Net Investment Income	$1,798,617	$332,084	$471,004	$405,249

Shares Issued and Redeemed:
Issued	5,729,189	54,125,925	1,162,520	12,113,014
Reinvestment of Dividends	484,671	—	338,512	19,749
Redeemed	(2,606,173)	(189,868)	(794,049)	(77,871)

Net Increase in Shares Outstanding from Share Transactions	3,607,687	53,936,057	706,983	12,054,892

*	Commenced operations on August 30, 2012.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Public Alternatives Fund		Real Assets Fund
	Six-Months ended April 30, 2013 (unaudited)	Period ended October 31, 2012*	Six-Months ended April 30, 2013 (unaudited)	Period ended October 31, 2012*
Operations:
Net Investment Income (Loss)	$3,122,692	$(72,795)	$1,152,926	$423,577
Net Realized Gain (Loss) on Investments, Purchased Options/Swaptions, Written Options/Swaptions, Securities Sold Short, Futures Contracts, Swap Contracts and Foreign Currency Transactions	(2,389,860)	(756,980)	1,483,035	106,120
Net Change in Unrealized Appreciation on Investments, Purchased Options/Swaptions, Written Options/Swaptions, Securities Sold Short, Futures Contracts, Swap Contracts and Foreign Currency Transactions	15,280,827	2,059	1,740,631	244,287

Net Increase (Decrease) in Net Assets Resulting from Operations	16,013,659	(827,716)	4,376,592	773,984

Dividends and Distributions from:
Net Investment Income	(3,191,067)	—	(1,061,650)	(160,192)
Net Realized Gains	—	—	(172,241)	—

Total Dividends and Distributions	(3,191,067)	—	(1,233,891)	(160,192)

Capital Share Transactions:
Issued	30,036,369	314,260,392	13,379,735	122,138,059
Reinvestment of Dividends	3,191,067	—	1,233,891	160,192
Redeemed	(14,318,892)	(988,350)	(6,568,370)	(419,838)

Net Increase in Net Assets from Capital Share Transactions	18,908,544	313,272,042	8,045,256	121,878,413

Total Increase in Net Assets	31,731,136	312,444,326	11,187,957	122,492,205

Net Assets:
Beginning of Period	312,444,326	—	122,492,205	—

End of Period	$344,175,462	$312,444,326	$133,680,162	$122,492,205

Undistributed (Distributions in Excess of ) Net Investment Income	$(4,258)	$64,117	$192,607	$101,331

Shares Issued and Redeemed:
Issued	2,959,791	31,431,248	1,336,919	12,209,308
Reinvestment of Dividends	317,519	—	123,112	15,845
Redeemed	(1,411,390)	(99,040)	(648,846)	(41,522)

Net Increase in Shares Outstanding from Share Transactions	1,865,920	31,332,208	811,185	12,183,631

*	Commenced operations on August 30, 2012.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS

FINANCIAL HIGHLIGHTS

For the six-months ended April 30, 2013 (unaudited) and the period ended October 31, (unless otherwise indicated)

For a share outstanding throughout the periods

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)*	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return †	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets (including dividend expense, broker fees, interest on short sales and commission (recapture)	Ratio of Expenses to Average Net Assets (including dividend expense, broker fees and interest on short sales, excluding commission (recapture)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover †

Global Public Equity Fund
2013@	$10.22	$0.08	$1.35	$1.43	$(0.05)	$(0.04)	$(0.09)	$11.56	14.10%	$665,137	0.94%	0.95%	1.40%	35%
2012#	$10.00	$0.01	$0.21	$0.22	$—	$—	$—	$10.22	2.20%	$551,126	1.11%	1.11%	0.56%	17%

Income Opportunities Fund
2013@	$10.12	$0.28	$0.84	$1.12	$(0.28)	$— **	$(0.28)	$10.96	11.23%	$139,899	0.45%	0.46%	5.48%	8%
2012#	$10.00	$0.06	$0.08	$0.14	$(0.02)	$—	$(0.02)	$10.12	1.37%	$121,936	0.75%	0.75%	3.44%	0%

Public Alternatives Fund
2013@	$9.97	$0.10	$0.40	$0.50	$(0.10)	$—	$(0.10)	$10.37	5.05%	$344,175	1.19%‡	1.19%	1.90%	50%
2012#	$10.00	$—	$(0.03)	$(0.03)	$—	$—	$—	$9.97	(0.30)%	$312,444	1.38%‡	1.38%	(0.14)%	19%

Real Assets Fund
2013@	$10.05	$0.09	$0.24	$0.33	$(0.08)	$(0.01)	$(0.09)	$10.29	3.38%	$133,680	0.77%	0.77%	1.81%	26%
2012#	$10.00	$0.04	$0.02	$0.06	$(0.01)	$—	$(0.01)	$10.05	0.63%	$122,492	1.05%	1.05%	2.10%	7%

@	For the six-months ended April 30, 2013. All ratios for the period have been annualized.
#	Commenced operations on August 30, 2012. All ratios for the period have been annualized.
*	Per share data calculated using average shares.
**	Amount represents less than $0.01 per share.
†	Total return and portfolio turnover rates are for the period indicated and have not been annualized.
‡	Excluding dividend expense, broker fees, and interest on short sales, the ratio of expenses to average net assets would have been 0.65% and 0.84%, respectively.

Amounts designated as (“—”) are $0.00.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2013

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with 45 funds. The financial statements herein are those of the Cornerstone Advisors Funds. The Cornerstone Advisors Funds include the Cornerstone Advisors Global Public Equity Fund (the “Global Public Equity Fund”), Cornerstone Advisors Income Opportunities Fund (the “Income Opportunities Fund”), Cornerstone Advisors Public Alternatives Fund (the “Public Alternatives Fund”), and Cornerstone Advisors Real Assets Fund (“Real Assets Fund”) (each a “Fund” and collectively the “Funds”). The Funds commenced operations on August 30, 2012. Each of the Cornerstone Funds is classified as a “non-diversified” investment company under the 1940 Act. The Global Public Equity Fund seeks capital appreciation. The Income Opportunities Fund seeks current income. The Public Alternatives Fund seeks capital appreciation with lower correlation to traditional global fixed income and public equity markets. The Real Assets Fund seeks capital appreciation and, as a secondary objective, current income. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The financial statements of the remaining funds of the Trust are presented separately.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Funds.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price for long securities, and the most recent quoted ask price for securities sold short. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized third-party independent pricing agents.

Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price for long positions and at the closing ask price for written options. Options not traded on a national securities exchange are valued at the last quoted bid price.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If Cornerstone Advisors, Inc., (the “Adviser”) becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates net asset value, it may request that a Committee meeting be called. In addition, SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the Admin-

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2013

istrator, the Administrator notifies the Adviser if a Fund is holding a relevant security that such limits have been exceeded. In such event, the Adviser makes the determination whether a Committee meeting should be called based on the information provided.

The Global Public Equity Fund uses Interactive Data Pricing and Reference Data, Inc. (“Interactive Data”) as a third party fair valuation vendor. Interactive Data provides a fair value for foreign securities held by the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by Interactive Data in the event that there is a movement in the U.S. market after the close of the foreign market that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values the non-U.S. securities in its portfolio that exceed the applicable “confidence interval” based upon the fair values provided by Interactive Data. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by Interactive Data are not reliable, the Adviser contacts the Administrator and may request that a meeting of the Committee be held.

Securities for which market prices are not “readily available” are valued in good faith in accordance with fair value procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ fair value procedures are implemented through a Fair Value Pricing Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine its value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2013, no securities were fair valued by the Committee.

All registered investment companies held in the Funds’ portfolios are valued at the published net asset value.

If a local market in which the Fund owns securities is closed for one or more days, the Fund shall value all securities held in that corresponding currency based on the fair value prices provided by Interactive Data using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are as follows:

•	Level 1 Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•	Level 2 Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For details of the investment classification, refer to the Schedules of Investments.

For the six-month period ended April 30, 2013, there have been no changes to the Funds’ fair value methodologies.

Federal Income Taxes — It is each Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Accordingly, no provision

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2013

for Federal income taxes has been made in the financial statements. The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains earned.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the initial open tax year end, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six-month period ended April 30, 2013, the Funds did not have liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the period, the Funds did not incur any interest or penalties.

Security Transactions, Dividend and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on the specific identification method. Dividend income is recognized on the ex-dividend date, interest income is recognized on an accrual basis and includes the amortization of premiums and the accretion of discount. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Foreign Currency Translation — The books and records of the Funds investing in international securities are maintained in U.S. dollars on the following basis: (I) market value of investment securities, assets and liabilities at the current rate of exchange; and (II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities. The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

Forward Foreign Currency Contracts — The Funds will hedge currency exposure utilizing forward foreign currency contracts if deemed appropriate by the Adviser or sub-adviser(s). Currency hedging, if utilized, is done to protect the investment thesis for a given stock from being significantly undermined by dollar/foreign currency fluctuations when the Adviser or sub-adviser perceives currency risk to be high. All forward foreign currency contracts are “marked-to-market” daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Additionally, the risk exists that losses could exceed amounts disclosed on the Schedules of Investments or the Statements of Assets and Liabilities.

Futures Contracts — The Real Assets Fund utilized futures contracts during the six-months ended April 30, 2013. To the extent consistent with its Investment Objective and Strategies, a Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded. The futures contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the futures contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the futures contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2013

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open futures contracts as of April 30, 2013, if applicable.

Options/Swaptions Written/Purchased — The Funds may invest in financial options contracts to add return or to hedge their existing portfolio securities, or securities that a Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. The option techniques utilized are to hedge against changes in interest rates, foreign currency exchange rates or securities prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund, to reduce the volatility of the currency exposure associated with an investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets and not for speculation. When a Fund writes or purchases an option/swaption, an amount equal to the premium received or paid by a Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option/swaption written or purchased. Premiums received or paid from writing or purchasing options/swaptions which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option/swaption is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or a loss. The risk in writing a call option/swaption is that a Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option/swaption is that a Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option/swaption is that a Fund pays a premium whether or not the option/swaption is exercised. A Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option/swaption contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes. Finally, for written options/swaptions, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. The Public Alternatives Fund and Real Assets Fund had open option/swaption contracts as of April 30, 2013, as disclosed in the Funds’ Schedule of Investments, as applicable.

Investments in REITs — Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Master Limited Partnerships — Entities commonly referred to as “MLPs” are generally organized under state law as limited partnerships or limited liability companies. The Funds intend to primarily invest in MLPs receiving partnership taxation treatment under the Internal Revenue Code of 1986 (the “Code”), and whose interests or “units” are traded on securities exchanges like shares of corporate stock. To be treated as a partnership for U.S. federal income tax purposes, an MLP whose units are traded on a securities exchange must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances, income and gain from commodities or futures, forwards and options with respect to commodities. Mineral or natural resources activities include exploration, development, production, processing, mining, refining, marketing and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity and receive cash distributions. The MLPs themselves generally do not pay U.S. federal income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). Currently, most MLPs operate in the energy and/or natural resources sector.

Securities Sold Short — As consistent with each Fund’s investment objectives, a Fund may engage in short sales. Short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. That Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by a Fund. Until the security is replaced, a Fund is required to pay the lender amounts equal to any divi-

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2013

dends or interest that accrue during the period of the loan. Dividends and interest are shown as an expense for financial reporting purposes. To borrow the security, a Fund also may be required to pay a premium, which would decrease proceeds of the security sold. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale.

Until a Fund closes its short position or replaces the borrowed security, that Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover a Fund’s short positions. As of April 30, 2013, the Public Alternatives Fund had open short positions.

In accordance with the terms of its prime brokerage agreement, the Public Alternatives Fund may receive rebate income or be charged a fee on borrowed securities. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The Public Alternatives Fund records these prime broker charges on a net basis as interest income or interest expense on securities sold short. In addition, the Public Alternatives Fund is required to pay the lender any dividends declared on short positions. Such amounts are recorded on the ex-dividend date as dividend expense on securities sold short.

Short sales are collateralized by cash deposits with the counterparty brokers, Goldman Sachs & Co. and Morgan Stanley & Co. LLC, and pledged securities held at the custodian, Citibank N.A. The collateral required is determined daily by reference to the market value on short positions.

The Public Alternatives Fund is required to maintain margin cash balances at the prime broker sufficient to satisfy its short sales positions on a daily basis and is charged an interest expense at the Fed Funds Rate plus 200 basis points on the amount of any shortfall in the required cash margin.

Expenses — Expenses that are directly related to the Funds are charged to the Funds. Other operating expenses of the Trust are prorated to the Funds based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — The Global Public Equity Fund and the Public Alternatives Fund will distribute their net investment income and make distributions of their net realized capital gains, if any, at least annually. The Income Opportunities Fund and the Real Assets Fund will distribute their net investment income quarterly and make distributions of their net realized capital gains, if any, at least annually. All distributions are recorded on ex-dividend date.

Deferred Offering Costs — Offering costs, including costs of printing the initial prospectus, legal and registration fees, are amortized over twelve months from inception of the Funds. As of April 30, 2013, the remaining amount still to be amortized was $11,032 each, for the Global Public Equity Fund, the Income Opportunities Fund, the Public Alternatives Fund, and the Real Assets Fund.

3. Derivative Transactions:

The following tables include only Funds that had exposure to more than one type of risk on derivatives held throughout the period. For Funds that held derivatives throughout the period with only one type of risk exposure, additional information can be found on the Schedules of Investments, Statements of Assets and Liabilities and the Statements of Operations.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2013

The fair value of derivative instruments as of April 30, 2013, was as follows:

	Asset Derivatives			Liability Derivatives
	Six-Months Ended April 30, 2013			Six-Months Ended April 30, 2013
	Statement of Assets and Liability Location	Fair Value		Statement of Assets and Liability Location	Fair Value
Derivatives not accounted for as hedging instruments:
Real Asset Fund
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	$4,126		Unrealized loss on forward foreign currency contracts	$15,903
	Investments in Purchased Options/Swaptions, at Value	—		Investments in Written Options/Swaptions, at Value	8,756
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	33,691	*	Net Assets — Unrealized depreciation on futures contracts	97,303	*
	Net Assets — Unrealized appreciation on swap contracts	26,813		Net Assets — Unrealized depreciation on swap contracts	—
	Investments in Purchased Options/Swaptions, at Value	56,149		Investments in Written Options/Swaptions, at Value	19,722

Total Derivatives not accounted for as hedging instruments		$120,779			$141,684

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the six-months ended April 30, 2013, was as follows:

The amount of realized gain (loss) on derivatives recognized in income:

Derivatives Not Accounted for as Hedging Instruments	Futures Contracts	Forward Foreign Currency Contracts	Swap Contracts	Purchased Options/ Swaptions	Written Options/ Swaptions	Total
Real Assets Fund
Foreign exchange contracts	$—	$84,325	$—	$—	$3,203	$87,528
Interest rate contracts	53,021	—	1,785	(23,841)	26,207	57,172
Total	$53,021	$84,325	$1,785	$(23,841)	$29,410	$144,700

Change in unrealized appreciation (depreciation) on derivatives recognized in income:

Derivatives Not Accounted for as Hedging Instruments	Futures Contracts	Forward Foreign Currency Contracts	Swap Contracts	Purchased Options/ Swaptions	Written Options/ Swaptions	Total
Real Assets Fund
Foreign exchange contracts	$—	$(13,070)	$—	$—	$(4,276)	$(17,346)
Interest rate contracts	(58,475)	—	26,813	(7,915)	(2,568)	(42,145)
Total	$(58,475)	$(13,070)	$26,813	$(7,915)	$(6,844)	$(59,491)

Written options and swaptions transactions entered into during the six-months ended April 30, 2013 are summarized as follows:

Public Alternatives Fund	Number of Contracts	Premium
Balance as of October 31, 2012	—	$—
Written	208	13,679
Expired	—	—
Closing buys	(155)	(11,082)
Balance as of April 30, 2013	53	$2,597

Real Assets Fund	Number of Contracts	Premium	Notional Amount	Premium
Balance as of October 31, 2012	36	$15,031	$—	$—
Written	44	23,736	2,885,500	19,240
Expired	(43)	(15,892)	—	—
Closing buys	(31)	(18,106)	—	—
Balance as of April 30, 2013	6	$4,769	$2,885,500	$19,240

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2013

4. Transactions with Affiliates:

Certain officers and a trustee of the Trust are also officers of the Administrator, a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the “Distributor”). Such officers and trustee are paid no fees by the Trust.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

5. Administration, Distribution, Commission Recapture, Shareholder Servicing, Transfer Agent and Custodian Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to 0.12% of the first $250 million, 0.10% of the next $100 million, 0.08% of the next $100 million, 0.06% of the next $100 million, and 0.05% of any amount above $550 million of the Funds’ average daily net assets, subject to a minimum fee of $800,000 plus $15,000 per each additional class.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

The Funds and the Distributor are parties to a Commission Recapture Agreement. The Funds direct certain fund trades to the Distributor, via a network of executing brokers, who pays a portion of the Fund’s expenses. Under this arrangement, the Global Public Equity Fund and the Income Opportunities Fund had expenses reduced by $28,184 and $8,132, respectively, which was used to pay operating expenses. This amount is labeled as “Commission Recapture” on the Statement of Operations.

The Funds have each adopted a shareholder servicing plan that provides that the Funds may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.05% based on the Fund’s average daily net assets. The funds do not pay these service fees on shares purchased directly. In addition to payments made directly to financial intermediaries by the Funds, the Adviser or its affiliates may, at their own expense, pay financial intermediaries for these and other services to the Funds’ shareholders.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

Citibank, N.A. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

6. Investment Advisory Agreement:

The Adviser serves as the overall investment adviser to the Funds. The Adviser continuously monitors the performance of various investment sub-advisers to the Funds. Although the Adviser advises the Board of Trustees with regard to investment matters, the Adviser does not make the day-to-day investment decisions for the Funds except for allocating Fund assets directly to affiliated and unaffiliated open-end funds, closed-end funds, unregistered funds (including hedge funds) and exchange-traded funds (“Underlying Funds”). The Adviser is, however, responsible for establishing and/or rebalancing allocation of the Funds’ assets among strategies and sub-advisers and/or Underlying Funds. Each of the Funds is authorized by the Board of Trustees to operate on a “multi-manager” basis. This means that a single Fund may be managed by one or more sub-advisers. The Adviser may, from time to time, reallocate the assets of a multi-manager Fund among the sub-advisers that provide portfolio management services to the Fund when it believes that such action would be appropriate to achieve the overall objectives of the particular Fund. Pursuant to an investment advisory agreement between the Funds and the Adviser, the Adviser receives an annual fee of 0.01% of each of the Fund’s average net assets. The fees that the Adviser receives are labeled as “Management Fees” on the Statement of Operations. In addition to the fee payable by each Fund to the Adviser, each of the Funds pays a fee directly to its sub-adviser(s). For each Fund, the sub-advisers receive a fee based on the specified percentage of that portion of the Fund’s assets allocated to that sub-adviser. The fees that each sub-adviser receives directly are labeled as “Investment Advisory Fees” on the Statement of Operations.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2013

For the six-months ended April 30, 2013, the Funds’ incurred the following investment advisory fees with respect to the services of the indicated sub-adviser(s) in both dollars and basis points:

Global Public Equity Fund	Investment Advisory Fees	Basis Points
Acadian Asset Management LLC	$76,714	75
Allianz Global Investors Capital LLC	132,179	125
Cramer Rosenthal McGlynn LLC	71,253	70
Driehaus Capital Management LLC — Emerging Markets Growth	86,309	85
Driehaus Capital Management LLC — International Small Cap Growth	86,309	85
Fairpointe Capital LLC	76,413	74
Harris Associates LP	171,794	100
LSV Asset Management — Global Concentrated	171,006	100
LSV Asset Management — Micro Cap	128,531	125
Marsico Capital Management LLC	187,560	75
Parametric Portfolio Associates LLC	449,506	45
Phocas Financial Corporation	76,829	75
TCW Investment Management Company	85,098	85
Thornburg Investment Management Inc.	123,443	72
Turner Investments LP	185,678	75

	$2,108,622

Public Alternatives Fund	Investment Advisory Fees	Basis Points
AQR Capital Management LLC*	$—	—
ClariVest Asset Management LLC	363,099	225
Turner Investments LP	338,927	125

	$702,026

Income Opportunities Fund	Investment Advisory Fees	Basis Points
SteelPath Capital Management LLC	$127,084	75

Real Assets Fund	Investment Advisory Fees	Basis Points
BlackRock Financial Management LLC	$41,468	20
Kayne Anderson Capital Advisors LP	278,355	125

	$319,823

*	The Fund did not allocate any of it’s assets to this mandate as of April 30, 2013.

The Trust has requested an order from the Securities and Exchange Commission (the “Manager of Managers Order”) that would permit the Trust to enter into investment advisory agreements with sub-advisers upon approval of the Board of Trustees but without submitting such contracts for approval of the shareholders of the relevant Fund, subject to certain conditions. As of April 30, 2013, the SEC has not yet approved the Manager of Managers Order.

7. Investment Transactions:

The cost of security purchases and proceeds from security sales, other than short-term securities, short sales and purchases to cover for the six-months ended April 30, 2013, were as follows:

	Purchases	Sales and Maturities	U.S. Government Purchases	U.S. Government Sales and Maturities
Global Public Equity Fund	$242,843,207	$209,615,342	$—	$—
Income Opportunities Fund	17,124,360	10,590,949	—	—
Public Alternatives Fund	192,667,165	170,367,957	—	—
Real Assets Fund	22,570,740	15,694,706	17,988,229	15,800,065

8. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital as appropriate, in the period that the difference arises.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2013

The tax character of dividends and distributions paid during the period ended October 31, 2012 was as follows:

	Ordinary Income	Total
Income Opportunities Fund
2012	$200,459	$200,459
Real Assets Fund
2012	160,192	160,192

As of October 31, 2012, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards Short-Term	Unrealized Appreciation (Depreciation)	Other Temporary Differences	Total Distributable Earnings (Accumulated Losses)
Global Public Equity Fund	$2,944,741	$—	$—	$8,001,942	$47,754	$10,994,437
Income Opportunities Fund	408,326	—	—	906,927	—	1,315,253
Public Alternatives Fund	140,267	—	(21,584)	(942,601)	26	(823,892)
Real Assets Fund	237,530	36,399	—	401,945	(58,258)	617,616

For Federal income tax purposes, capital losses may be carried forward and applied against future capital gains. Net capital losses earned may be carried forward indefinitely and must retain the character of the original loss.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, excluding securities sold short, purchased options and written options, held by the Funds as of April 30, 2013, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
Global Public Equity Fund	$585,900,026	$88,595,600	$(11,513,521)	$77,082,079
Income Opportunities Fund	128,958,845	10,677,552	(54,196)	10,623,356
Public Alternatives Fund	328,360,183	19,082,617	(1,127,338)	17,955,279
Real Assets Fund	130,636,980	5,988,419	(3,947,622)	2,040,797

9. Concentration of Risk:

In the normal course of business, the Global Public Equity Fund, the Income Opportunities Fund, the Public Alternatives Fund, and the Real Assets Fund, invest substantially in underlying funds that are comprised of fixed income and equity securities in specific industries and that may engage in short selling activities, writing option contracts, and equity swaps, and therefore, the Funds may be affected by events in these industries. The Funds’ Prospectus provides a description of concentration and risk associated with the different investments in the underlying funds.

10. Indemnifications:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

11. Other:

As of April 30, 2013, the percentage of total shares outstanding held by shareholders for each Fund, which are comprised of omnibus accounts that are held on behalf of various individual shareholders was as follows:

	No. of Shareholders	% Ownership
Global Public Equity Fund	1	100%
Income Opportunities Fund	1	100%
Public Alternatives Fund	1	100%
Real Assets Fund	1	100%

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2013

12. New Accounting Pronouncement:

In December 2011, the Financial Accounting Standards Board issued a further update to the guidance Balance Sheet — Disclosures about Offsetting Assets and Liabilities. The amendments to this standard require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The amended guidance is effective for interim and annual reporting periods beginning after January 1, 2013. At this time, management is evaluating the implications of this update and its impact on the financial statements has not been determined.

13. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS

DISCLOSURE OF FUND EXPENSES (unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund’s costs in two ways:

Actual fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The Expenses Paid During Period column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the Ending Account Value number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under Expenses Paid During Period.

Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the Expense Paid During Period column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes NOT your Fund’s actual return, the account values shown do not apply to your specific investment.

	Beginning Account Value 11/1/2012	Ending Account Value 4/30/2013	Annualized Expense Ratios	Expenses Paid During Period*
Global Public Equity Fund

Actual Fund Return	$1,000.00	$1,141.00	0.94%	$4.99
Hypothetical 5% Return	$1,000.00	$1,020.13	0.94%	$4.71
Income Opportunities Fund

Actual Fund Return	$1,000.00	$1,112.30	0.45%	$2.36
Hypothetical 5% Return	$1,000.00	$1,022.56	0.45%	$2.26
Public Alternatives Fund (1)

Actual Fund Return	$1,000.00	$1,050.50	1.19%	$6.05
Hypothetical 5% Return	$1,000.00	$1,018.89	1.19%	$5.96
Real Assets Fund

Actual Fund Return	$1,000.00	$1,033.80	0.77%	$3.88
Hypothetical 5% Return	$1,000.00	$1,020.98	0.77%	$3.86

* Expenses are equal to the Funds’ annualized expense ratio, (including dividend expense and brokerage fees on short sales(1)), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown.)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2013

SHAREHOLDER VOTING RESULTS (unaudited)

A Special Meeting of the Shareholders of the Cornerstone Advisors Global Public Equity Fund (the “Fund”) was held on February 14, 2013 for the purpose of considering a new Investment Advisory Agreement between Cornerstone Advisors, Inc. and TCW Investment Management Company with respect to the Fund the motion was approved with the following voting results:

	Number of Shares	% of Shares Outstanding	% of Shares Voted
Affirmative	50,188,387	88.30%	100.00%
Against	—	0.00%	0.00%
Abstain	—	0.00%	0.00%
Total	50,188,387	88.30%	100.00%

A Special Meeting of the Shareholders of the Cornerstone Advisors Income Opportunities Fund (the “Fund”) was held on December 28, 2012 for the purpose of considering a new Investment Sub-Advisory Agreement between Cornerstone Advisors, Inc. and OFI Steelpath, Inc. with respect to the Fund the motion was approved with the following voting results:

	Number of Shares	% of Shares Outstanding	% of Shares Voted
Affirmative	10,039,637	82.86%	100.00%
Against	—	0.00%	0.00%
Abstain	—	0.00%	0.00%
Total	10,039,637	82.86%	100.00%

A Special Meeting of the Shareholders of the Cornerstone Advisors Public Alternatives Fund (the “Fund”) was held on February 14, 2013 for the purpose of considering a new Investment Advisory Agreement between Cornerstone Advisors, Inc. and ClariVest Asset Management LLC with respect to the Fund the motion was approved with the following voting results:

	Number of Shares	% of Shares Outstanding	% of Shares Voted
Affirmative	28,298,672	87.25%	100.00%
Against	—	0.00%	0.00%
Abstain	—	0.00%	0.00%
Total	28,298,672	87.25%	100.00%

Cornerstone Advisors Funds

c/o DST Systems, Inc.

P.O. Box 219009

Kansas City, MO 64121-9009

1-888-762-1442

Investment Adviser

Cornerstone Advisors, Inc.

225 108th Avenue NE, Suite 400

Bellevue, Washington 98004-5782

Distributor

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Administrator

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Legal Counsel

Morgan, Lewis, Bockius LLP

This information must be preceded or accompanied by a current prospectus for the Funds.

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 8, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 8, 2013

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: July 8, 2013